UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-24097

Man ETF Series Trust

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, 21st Floor

New York, New York 10105

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Corporation Trust Center

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 649-6600

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Annual Shareholder Report

August 31, 2026

Man Active Income ETF

MANI - NYSE Arca, Inc.

This annual shareholder report contains important information about the Man Active Income ETF (the "Fund") for the period September 16, 2025 (commencement of operations) to August 31, 2026 (the "period"). You can find additional information about the Fund at www.man.com/documents. You can also request this information by contacting us at 1-866-505‑1108.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Man Active Income ETF	$85Footnote Reference(a)	0.85%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period September 16, 2025 (commencement of operations) through August 31, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(b)	Annualized.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Fund returned 9.24%, on a net asset value ("NAV") basis for the period September 16, 2025 (commencement of operations) to August 31, 2026, compared to the ICE BofA US 3-Month Treasury Bill Index return of 3.51%.

  The Fund is actively managed and seeks to provide current income, with capital growth as a secondary objective, by investing in a broad range of debt instruments across the credit spectrum.

  In a period of market volatility that was conducive to an active investment approach, the Fund's holdings in the financials and energy sectors were strong drivers of performance. Our allocation to North American and European issuers performed well.

  The largest detractor in absolute terms was a German materials company held since inception, although its impact on overall performance was minimal.

GROWTH OF AN ASSUMED $10,000 INVESTMENT

Table Summary
	Man Active Income ETF (NAV)	ICE BofA US 3-Month Treasury Bill Index	Barclays Global-Aggregate Total Return Index Value Hedged USD
9/16/2025	$10,000	$10,000	$10,000
11/30/2025	$10,180	$10,076	$10,080
2/28/2026	$10,393	$10,167	$10,225
5/31/2026	$10,658	$10,258	$10,136
8/31/2026	$10,924	$10,351	$10,081

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Average Annual Total Return	Since Inception 9/16/25
Man Active Income ETF (NAV)	9.24%
ICE BofA US 3-Month Treasury Bill Index	3.51%
Barclays Global-Aggregate Total Return Index Value Hedged USD	0.81%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption or sale of Fund shares. Visit www.man.com/documents for more recent performance information.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

  Fund net assets$21,880,464
  Total number of portfolio holdings71
  Period portfolio turnover rate128%
  Advisory Fees paid$171,723

What did the Fund invest in?

The table below shows the investment makeup of the Fund, as a percentage of net asset value.

Sector BreakdownFootnote Reference1

Table Summary
Sector	% Net Asset Value
Other Financials	28.5%
Consumer, Non-cyclical	16.6%
Communications	9.3%
Banks	9.1%
Real Estate	8.8%
Basic Materials	8.7%
Consumer, Cyclical	8.4%
Insurance	7.9%
Industrial	6.5%
Energy	2.5%
Technology	1.7%
Utilities	1.0%
Footnote	Description
Footnote[1]	All breakdowns show net positions and exclude: Bond and Equity Futures, Inflation and Interest Rate Swaps, Currency, Forward Foreign Exchange (used for hedging purposes), Repurchase Agreements and Duration and Cash Management Instruments. Accordingly, due to the exclusions noted and the potential use of leverage within the Fund's strategy, aggregate category weightings may not sum to 100%.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Annual Shareholder Report

August 31, 2026

Man Active High Yield ETF

MHY - NYSE Arca, Inc.

This annual shareholder report contains important information about the Man Active High Yield ETF (the "Fund") for the period September 16, 2025 (commencement of operations) to August 31, 2026 (the "period"). You can find additional information about the Fund at www.man.com/documents. You can also request this information by contacting us at 1-866-505‑1108.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Man Active High Yield ETF	$69Footnote Reference(a)	0.69%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period September 16, 2025 (commencement of operations) through August 31, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(b)	Annualized.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Fund returned 9.91%, on a net asset value ("NAV") basis for the period September 16, 2025 (commencement of operations) to August 31, 2026, compared to the ICE BofA Global High Yield Index return of 3.72%.

  The Fund is actively managed and seeks to provide current income and capital growth over the medium to long term by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in high yield securities, with a focus on bottom-up security selection based on deep fundamental and valuation analysis.

  In a period of market volatility that was conducive to an active investment approach, the Fund’s holdings in US and UK issuers were standout contributors to performance, along with the Fund’s allocations to issuers in the in Health Care and Consumer Discretionary sectors.

  Since inception, holdings in French real estate issuers have detracted modestly from performance, while a UK technology company holding was the single largest detractor.

GROWTH OF AN ASSUMED $10,000 INVESTMENT

Table Summary
	Man Active High Yield ETF (NAV)	ICE BofA Global High Yield Index	Barclays Global-Aggregate Total Return Index Value Hedged USD
9/16/2025	$10,000	$10,000	$10,000
11/30/2025	$10,140	$10,055	$10,080
2/28/2026	$10,295	$10,225	$10,225
5/31/2026	$10,534	$10,328	$10,136
8/31/2026	$10,991	$10,431	$10,081

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Average Annual Total Return	Since Inception 9/16/25
Man Active High Yield ETF (NAV)	9.91%
ICE BofA Global High Yield Index	4.31%
Barclays Global-Aggregate Total Return Index Value Hedged USD	0.81%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption or sale of Fund shares. Visit www.man.com/documents for more recent performance information.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

  Fund net assets$32,928,704
  Total number of portfolio holdings76
  Period portfolio turnover rate118%
  Advisory Fees paid$142,264

What did the Fund invest in?

The table below shows the investment makeup of the Fund, as a percentage of net asset value.

Sector BreakdownFootnote Reference1

Table Summary
Sector	% Net Asset Value
Consumer Discretionary	22.0%
Health Care	12.7%
Communication Services	10.3%
Financials	10.3%
Industrials	9.9%
Materials	9.3%
Real Estate	6.2%
Consumer Staples	5.6%
Energy	4.7%
Information Technology	4.5%
Footnote	Description
Footnote[1]	All breakdowns show net positions and exclude: Bond and Equity Futures, Inflation and Interest Rate Swaps, Currency, Forward Foreign Exchange (used for hedging purposes), Repurchase Agreements and Duration and Cash Management Instruments. Accordingly, due to the exclusions noted and the potential use of leverage within the Fund's strategy, aggregate category weightings may not sum to 100%.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Annual Shareholder Report

August 31, 2026

Man Active Emerging Markets Alternative ETF

MEMA - Nasdaq Stock Market LLC

This annual shareholder report contains important information about the Man Active Emerging Markets Alternative ETF (the "Fund") for the period December 16, 2025 (commencement of operations) to August 31, 2026 (the "period"). You can find additional information about the Fund at www.man.com/documents. You can also request this information by contacting us at 1-866-505‑1108.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Man Active Emerging Markets Alternative ETF	$68Footnote Reference(a)	0.85%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period December 16, 2025 (commencement of operations) through August 31, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(b)	Annualized.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Fund returned 25.65% on a net asset value ("NAV") basis for the period December 16, 2025 (commencement of operations) to August 31, 2026, compared to the MSCI EM (USD NDTR) Index return of 28.92%.

  The Fund’s investment strategy seeks to outperform the MSCI EM (USD NDTR) Index by buying the most attractively ranked emerging markets companies and selling the least attractive ones, identified by a systematic, bottom-up multi-factor model in a long/short portfolio construction framework.

  Among sectors, Communication Services contributed to performance relative to the benchmark index, while Industrials detracted. Within countries, China (Offshore) contributed whereas South Korea detracted.

  The top individual contributor to relative performance was the Korean Information Technology company Samsung Electronics, while the top detractor was the Korean Industrials company SK Square.

GROWTH OF AN ASSUMED $10,000 INVESTMENT

Table Summary
	Man Active Emerging Markets Alternative ETF (NAV)	MSCI EM (USD NDTR) Index
12/16/2025	$10,000	$10,000
2/28/2026	$11,860	$11,931
5/31/2026	$12,780	$13,051
8/31/2026	$12,564	$12,892

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Average Annual Total Return	Since Inception 12/16/25
Man Active Emerging Markets Alternative ETF (NAV)	25.64%
MSCI EM (USD NDTR) Index	28.92%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption or sale of Fund shares. Visit www.man.com/documents for more recent performance information.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

  Fund net assets$12,526,930
  Total number of portfolio holdings309
  Period portfolio turnover rate40%
  Advisory Fees paid$69,868

What did the Fund invest in?

The tables below show the investment makeup of the Fund, as a percentage of net asset value.

Sector BreakdownFootnote Reference1

Table Summary
Sector	% Net Asset Value
Information Technology	43.2%
Financials	20.6%
Materials	7.1%
Industrials	7.0%
Health Care	4.8%
Communication Services	4.6%
Consumer Discretionary	3.1%
Energy	1.4%
Consumer Staples	1.3%
Utilities	0.9%
Real Estate	-0.5%
Footnote	Description
Footnote[1]	All breakdowns show net positions and exclude: Cash Management Instruments. Accordingly, due to the exclusions noted and the potential use of leverage within the Fund's strategy, aggregate category weightings may not sum to 100%.

Top 10 Country Exposure1

Table Summary
Country	% Net Asset Value
Taiwan	23.8%
Korea (South)	22.8%
China	22.0%
India	7.4%
Saudi Arabia	5.2%
Brazil	3.6%
Mexico	2.9%
Malaysia	1.2%
Poland	1.1%
Indonesia	1.1%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Annual Shareholder Report

August 31, 2026

Man Active Trend Enhanced ETF

MATE - Nasdaq Stock Market LLC

This annual shareholder report contains important information about the Man Active Trend Enhanced ETF  (the "Fund") for the period December 16, 2025 (commencement of operations) to August 31, 2026 (the "period"). You can find additional information about the Fund at www.man.com/documents. You can also request this information by contacting us at 1-866-505‑1108.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Man Active Trend Enhanced ETF	$75Footnote Reference(a)	0.95%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period December 16, 2025 (commencement of operations) through August 31, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(b)	Annualized.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Fund returned 24.60% on a net asset value ("NAV") basis for the period from its inception on December 16, 2025 through August 31, 2026, compared to the S&P 500 Total Return Index of 13.93%.

  The Fund seeks to provide capital growth by investing in an active, trend-following strategy (the "Trend-Following Strategy" or "alpha component") and an equity strategy (the "Equity Strategy" or "beta component"), where, for each $1 invested, it delivers $1 in the Equity Strategy and $1 in the Trend-Following Strategy.

  The market environment was conducive to the strategy as the beta component delivered a gain despite periods of volatility while the alpha component delivered additional gains across energies, metals and equities.

  Positions in bonds and currencies from the alpha component detracted slightly during the period.

GROWTH OF AN ASSUMED $10,000 INVESTMENT

Table Summary
	Man Active Trend Enhanced ETF (NAV)	S&P 500 Total Return Index
12/16/2025	$10,000	$10,000
2/28/2026	$10,548	$10,138
5/31/2026	$12,316	$11,204
8/31/2026	$12,460	$11,393

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
Average Annual Total Return	Since Inception 12/16/25
Man Active Trend Enhanced ETF (NAV)	24.60%
S&P 500 Total Return Index	13.93%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption or sale of Fund shares. Visit www.man.com/documents for more recent performance information.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

  Fund net assets$39,873,893
  Total number of portfolio holdings312
  Period portfolio turnover rate71%
  Advisory Fees paid$244,302

What did the Fund invest in?

The table below shows the investment makeup of the Fund, as a percentage of net asset value.

Sector BreakdownFootnote Reference1

Table Summary
Sector	Net Exposure	Short Exposure	Gross Exposure
Beta - S&P 500	100.2%	0.0%	100.2%
Trend - Stocks	89.9%	0.0%	89.9%
Trend - Currencies	0.0%	-51.2%	51.2%
Trend - Commodities	24.1%	0.0%	24.1%
Trend - Bonds and Rates	-190.9%	-190.9%	0.0%
Footnote	Description
Footnote[1]	All breakdowns show net positions and exclude: Forward Foreign Exchange (used for hedging purposes) and Cash Management Instruments. Accordingly, due to the exclusions noted and the potential use of leverage within the Fund's strategy, aggregate category weightings may not sum to 100%.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (“Code of Ethics”).

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description enumerated in Item 2(b) of Form N-CSR.

(d)

During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from a provision of the Code of Ethics that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Joseph Keenan is qualified to serve as an “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year are $158,500 for August 31, 2026. There were no Audit Fees incurred in 2025.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for August 31, 2026. There were no Audit-Related Fees incurred in 2025.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance for the fiscal year August 31, 2026 are $0. There were no Tax Fees incurred in 2025.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item for August 31, 2026 are $0. There were no Other Fees incurred in 2025.

(e)(1)

Except as permitted by rule 2-01(c)(7)(i)(C) of regulation S-X the registrant’s audit committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the registrant. Prior to the commencement of any audit or non-audit services to the registrant, the audit committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

Fiscal year 2026: 0.00%.

Not applicable for fiscal year 2025.

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the registrant’s fiscal year ended August 31, 2025 were $0 and for fiscal year ended August 31, 2026 were $0.

(h)	The Audit Committee considered the non-audit services rendered to the registrant’s investment adviser and believes the services are compatible with the principal accountant’s independence.

Not applicable.

(i)

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j)	The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The Registrant’s Board has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)) consisting of three Independent Trustees. Ms. Hoopes and Messrs. Crinieri and Keenan currently serve as members of the Audit Committee.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The annual Financial Statements are attached herewith.

Man ETF Series Trust Annual Financial Statements and Other Information For the period from (commencement of operations) through August 31, 2026 Man Active Income ETF (MANI) Man Active High Yield ETF (MHY) Man Active Emerging Markets Alternative ETF (MEMA) Man Active Trend Enhanced ETF (MATE)

Man ETF Series Trust

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Man Active Income ETF

Schedule of Investments

August 31, 2026

		Principal Amount*	Value

ASSET-BACKED SECURITIES — 6.0%

Automobiles — 1.0%

ECARAT DE SA Compartment Lease, (Luxembourg) Series 2025-1 F, 6.716%, 1-Month EURIBOR + 4.50%, due 5/25/34(a)	EUR	184,516	$217,459

Other ABS — 5.0%

BBVA Consumo FTA, (Spain) Series 2025-1 E, 8.492%, 3-Month EURIBOR + 6.00%, due 8/21/38(a)	EUR	210,693	248,465

FTA Consumo Santander, (Spain) 7.435%, 3-Month EURIBOR + 4.95%, due 7/20/38(a)	EUR	80,000	93,905

Santander Consumo 8 Fondo de Titulizacion, (Spain) 6.983%, 3-Month EURIBOR + 4.50%, due 1/21/40(a)	EUR	270,241	316,599

SC Germany SA Compartment Consumer, (Luxembourg) Series 2023-1 F, 10.935%, 1-Month EURIBOR + 8.75%, due 9/15/37(a)	EUR	350,000	428,861
			1,087,830

Total Asset-Backed Securities (Cost $1,290,002)			1,305,289

BANK LOANS — 22.6%

Casinos & Gaming — 2.3%

Cavalier Acquisition Corp. due 8/11/33(a),(b)		500,000	501,252

Health Care Services — 4.6%

TEAM Services Holding, Inc. 8.982%, SOFR + 5.25%, due 1/31/33(a)		1,000,000	998,750

Health Care Supply Chain — 2.3%

Gainwell Acquisition Corp. 8.223%, 1-Month SOFR + 4.50%, due 8/19/31(a)		500,000	503,125

Logistics Services — 4.6%

GB AIT Buyer, Inc. 8.073%, SOFR + 4.20%, due 4/29/33(a)		1,000,000	1,002,810

Other Financial Services — 1.0%

ION Platform Finance SARL 6.291%, 3-Month EURIBOR + 4.00%, due 10/7/32(a)	EUR	250,000	224,786

Publishing — 2.2%

Dotdash Meredith, Inc., Term Loan B due 5/31/32(a),(b)		498,744	481,288

Specialty Apparel Stores — 1.0%

Men’s Wearhouse LLC (The) 9.561%, SOFR + 5.75%, due 1/22/31(a)		226,154	228,497

Wireless Telecommunications — 4.6%

Digicel International Finance Ltd., Term Loan B 8.232%, SOFR + 4.50%, due 8/1/32(a)		997,500	1,007,629

Total Bank Loans (Cost $4,878,717)			4,948,137

See accompanying notes to financial statements.	3

Man Active Income ETF

Schedule of Investments (Continued)

August 31, 2026

		Principal Amount*	Value

COLLATERALIZED LOAN OBLIGATIONS — 1.1%

Other Financial Services — 1.1%

Bayfront Infrastructure Capital Pte, Ltd., (Singapore) 6.665%, SOFR + 3.00%, due 4/11/45(a) (Cost $250,199)		250,000	$250,660

CORPORATE BONDS — 60.1%

Banks — 8.5%

Axos Financial, Inc. 7.000%, 1-Month SOFR + 3.79%, due 10/1/35(a)		300,000	304,245

Banca Mifel SA, (Mexico) 9.250%, US 5 Year CMT T-Note + 5.21%(a),(c)		214,000	214,150

ForteBank JSC, (Kazakhstan) 9.750%, US 5 Year CMT T-Note + 6.19%(a),(c)		200,000	206,897

Metro Bank Holdings PLC, (United Kingdom) 13.875%, 5-Year UK Gilt Bond + 9.57%(a),(c)	GBP	200,000	315,901

Norion Bank AB, (Sweden) 7.987%, 3-Month STIBOR + 5.95%, due 1/25/35(a)	SEK	3,750,000	424,938

Northmill Group AB, (Sweden) 8.940%, 3-Month STIBOR + 6.90%(a),(c)	SEK	3,750,000	399,537
			1,865,668

Base Metals — 2.5%

ACG Holdco 1 PLC, (United Kingdom) 14.750%, due 1/13/29		200,000	221,199

JW Aluminum Continuous Cast Co. 10.250%, due 4/1/30		300,000	317,708
			538,907

Basic & Diversified Chemicals — 3.3%

Cerdia Finanz GmbH, (Germany) 9.375%, due 10/3/31		800,000	725,790

Casinos & Gaming — 1.9%

Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875%, due 4/15/31		180,000	195,597

11.875%, due 4/15/31(d)		200,000	217,329
			412,926

Consumer Finance — 5.6%

Eleving Group SA, (Luxembourg) 9.500%, due 10/24/30	EUR	350,000	424,990

goeasy, Ltd., (Canada) 6.000%, due 5/15/30	CAD	200,000	129,003

6.875%, due 2/15/31		200,000	178,969

IuteCredit Finance Sarl, (Luxembourg) 12.000%, due 12/6/30	EUR	300,000	345,476

LFS Topco LLC 8.750%, due 7/15/30(d)		138,000	138,776
			1,217,214

See accompanying notes to financial statements.	4

Man Active Income ETF

Schedule of Investments (Continued)

August 31, 2026

		Principal Amount*	Value

CORPORATE BONDS (continued)

Health Care REIT — 1.7%

Alexandria Real Estate Equities, Inc. 7.250%, US 5 Year CMT T-Note + 2.89%, due 2/15/57(a)		365,000	$364,732

Health Care Services — 1.9%

National Mentor Holdings, Inc. 10.500%, due 12/15/30		400,000	426,134

Hotel Owners & Developers — 1.8%

Vivion Investments Sarl, (Luxembourg) 6.500% PIK, due 2/28/29	EUR	343,983	403,877

Infrastructure Software — 0.0%†

Oracle Corp. 6.900%, due 11/9/52		5,000	4,517

Investment Companies — 7.8%

Barings Private Credit Corp. 6.150%, due 6/11/30		100,000	98,913

Blue Owl Credit Income Corp. 6.500%, due 10/23/27	AUD	300,000	212,810

Ittihad International II, Ltd., (United Arab Emirates) 7.375%, due 11/13/30		218,000	219,970

Main Street Capital Corp. 6.500%, due 6/4/27		500,000	505,320

North Haven Private Income Fund LLC 5.125%, due 9/25/28		371,000	362,062

PennantPark Floating Rate Capital, Ltd. 6.750%, due 3/4/29		106,000	107,065

Stellus Capital Investment Corp. 7.250%, due 4/1/30		200,000	203,998
			1,710,138

Investment Management — 0.7%

Janus Henderson US Holdings, Inc. 5.450%, due 9/10/34		180,000	152,173

IT Services — 1.6%

Lutech SpA, (Italy) 8.125%, due 5/15/31	EUR	300,000	355,498

Life Insurance — 1.3%

Brighthouse Financial, Inc. 3.850%, due 12/22/51		31,000	16,912

4.700%, due 6/22/47		75,000	48,922

Nassau Cos. of New York (The) 7.875%, due 7/15/30(d)		220,000	207,988
			273,822

Marine Shipping — 1.9%

Ocean Yield AS, (Norway) 6.896%, SOFR + 3.25%, due 9/4/30(a),(d)		400,000	414,480

See accompanying notes to financial statements.	5

Man Active Income ETF

Schedule of Investments (Continued)

August 31, 2026

		Principal Amount*	Value

CORPORATE BONDS (continued)

Mineral & Precious Stone Mining — 1.9%

WE Soda Investments Holding PLC, (Turkey) 9.500%, due 10/6/28		400,000	$404,779

Mortgage Finance — 0.9%

Rithm Capital Corp. 8.000%, due 7/15/30		200,000	201,144

Office Owners & Developers — 2.4%

Globalworth Real Estate Investments, Ltd., (Poland) 6.250%, due 3/31/29	EUR	109,720	129,691

6.250%, due 3/31/30	EUR	336,521	398,870
			528,561

Oilfield Services & Equipment — 2.4%

Yinson Production Financial Services Pte, Ltd., (Singapore) 9.625%, due 5/3/29(d)		500,000	529,829

Other Financial Services — 2.5%

CPI CG, Inc. 10.000%, due 7/15/29(d)		338,000	355,338

Emlak Konut Varlik Kiralama AS, (Turkey) 7.750%, due 6/1/31		200,000	199,716
			555,054

Other Special Retail - Discretionary — 1.3%

Staples, Inc. 10.750%, due 9/1/29(d)		300,000	288,437

Other Wholesalers - Staples — 1.7%

Nexus Newco BV, (Netherlands) 8.853%, 3-Month EURIBOR + 6.50%, due 6/4/30(a)	EUR	300,000	367,372

Property & Casualty Insurance — 1.7%

Asurion LLC/Asurion Co.-Issuer, Inc. 8.375%, due 2/1/34		400,000	361,098

Power Generation — 0.9%

COX Asset Mexico SA de CV, (Mexico) 7.750%, due 5/8/36		200,000	202,363

Reinsurance — 2.9%

SiriusPoint Ltd. 6.007%, 3-Month STIBOR + 4.00%, due 9/22/47(a)	SEK	6,000,000	627,908

Specialty & Generic Pharma — 1.0%

Cheplapharm Arzneimittel GmbH, (Germany) 7.125%, due 6/15/31	EUR	188,000	221,475

Total Corporate Bonds (Cost $13,103,682)			13,153,896

See accompanying notes to financial statements.	6

Man Active Income ETF

Schedule of Investments (Continued)

August 31, 2026

		Principal Amount*	Value

MORTGAGE-BACKED SECURITIES — 1.6%

Residential Mortgage — 1.6%

Atlas Funding PLC, (United Kingdom) 8.237%, SONIA + 4.50%, due 7/20/67(a) (Cost $301,903)	GBP	240,000	$330,532

SHORT TERM INVESTMENTS — 2.9%

Sovereign Government — 2.9%

United States Treasury Bill(e)
3.704%, due 9/17/26(f)		150,000	149,758

3.832%, due 1/14/27(f)		500,000	492,876
			642,634

Total Short Term Investments (Cost $642,769)			642,634
		Shares

PREFERRED STOCKS — 4.8%

Consumer Finance — 2.7%

Bread Financial Holdings, Inc., 8.88%		24,000	598,800

Life Insurance — 2.1%

Brighthouse Financial, Inc., 6.25%		28,650	451,524

Total Preferred Stocks (Cost $1,050,707)			1,050,324

Total Investments — 99.1% (Cost $21,517,979)			$21,681,472

Other Assets and Liabilities, Net — 0.9%			198,992

Net Assets — 100.0%			$21,880,464

*	Principal amount denominated in USD unless otherwise noted.

†	Less than 0.05%.

(a)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on August 31, 2026.

(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.

(c)	Perpetual security with no stated maturity date.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(e)	Rate disclosed represents the discount rate at the time of purchase.

(f)	A portion or all of the security has been segregated as collateral for open derivative contracts.

ABS	: Asset-Backed Securities
AUD	: Australian Dollar
CAD	: Canadian Dollar
CMT	: Constant Maturity Treasury Index
ESTR	: Euro Short-Term Rate
EUR	: Euro
EURIBOR	: Euro Interbank Offered Rate
GBP	: Great British Pound
PIK	: Payment-in-kind, which may pay interest in the form of additional principal amount.
PLC	: Public Limited Company
REIT	: Real Estate Investment Trust
SEK	: Swedish Krona
SOFR	: Secured Overnight Financing Rate
SONIA	: Sterling Overnight Index Average
STIBOR	: Stockholm Interbank Offered Rate
USD	: United States Dollar

See accompanying notes to financial statements.	7

Man Active Income ETF

Schedule of Investments (Continued)

August 31, 2026

Forward Foreign Currency Contracts Outstanding as of August 31, 2026:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
The Bank of New York Mellon	9/17/26	AUD	293,007	USD	206,483	$–	$(3,435)
The Bank of New York Mellon	9/17/26	CAD	176,663	USD	126,958	–	(607)
The Bank of New York Mellon	9/17/26	EUR	227,350	USD	264,913	659	–
The Bank of New York Mellon	9/17/26	EUR	5,173,482	USD	5,981,112	–	(32,134)
The Bank of New York Mellon	9/17/26	GBP	21,967	USD	29,919	154	–
The Bank of New York Mellon	9/17/26	GBP	901,148	USD	1,217,529	–	(3,552)
The Bank of New York Mellon	9/17/26	SEK	12,935,082	USD	1,362,982	11,144	–
The Bank of New York Mellon	9/17/26	USD	1,367,632	EUR	1,184,533	9,176	–
The Bank of New York Mellon	9/17/26	USD	660,451	EUR	566,470	–	(2,031)
The Bank of New York Mellon	9/17/26	USD	587,342	GBP	433,178	–	(374)

Total Unrealized Appreciation / (Depreciation)						$21,133	$(42,133)

Over the counter Total Return Long Swap Contracts Outstanding as of August 31, 2026:

Underlying Instrument	Financing Rate(a)	Counterparty	Expiration Date	Payment Frequency	Currency	Notional Amount Long	Value / Unrealized Appreciation / (Depreciation)
Future PLC, 6.750%, 7/10/30	SONIA+1.00%	JP Morgan Chase Bank	5/7/27	Monthly	GBP	382,574	$12,209

Illimity Bank SpA, 4.375%, 10/7/31	ESTR+0.40%	JP Morgan Chase Bank	5/7/27	Annual	EUR	327,719	10,269
Italmatch Chemicals SpA, 6.416%, 2/5/31	ESTR+0.00%	JP Morgan Chase Bank	5/7/27	Monthly	EUR	151,455	(120)
Jerrold Finco PLC, 8.500%, 7/15/32	SONIA+0.00%	JP Morgan Chase Bank	5/7/27	Monthly	GBP	353,150	(4,778)
Multiversity SpA, 6.695%, 10/30/28	ESTR+0.00%	JP Morgan Chase Bank	5/7/27	Monthly	EUR	292,109	1,015
Multiversity SpA, 7.125%, 5/17/31	ESTR+0.00%	JP Morgan Chase Bank	5/7/27	Monthly	EUR	96,310	76

							$18,671

(a)

For long positions, the Fund receives the total return of the underlying instrument and pays the financing rate. For short positions, the Fund pays the total return of the underlying instrument and receives the financing rate.

See accompanying notes to financial statements.	8

Man Active High Yield ETF

Schedule of Investments

August 31, 2026

		Principal Amount*	Value

BANK LOANS — 25.0%

Health Care Services — 4.3%

TEAM Services Holding, Inc. 8.982%, SOFR + 5.25%, due 1/31/33(a)		1,400,000	$1,398,250

Health Care Supply Chain — 7.4%

Gainwell Acquisition Corp. 8.223%, 1-Month SOFR + 4.50%, due 8/19/31(a)		1,500,000	1,509,375

Paradigm Parent, LLC 8.232%, 3-Month SOFR + 4.50%, due 4/16/32(a)		997,487	918,521
			2,427,896

Internet Media & Services — 4.5%

Arches Buyer, Inc. 7.936%, 1-Month SOFR + 4.25%, due 7/28/31(a)		1,500,000	1,486,245

Leisure Time — 2.9%

SABRE GLBL, Inc. due 7/30/29(a),(b)		1,000,000	953,440

Other Special Retail - Discretionary — 1.8%

Michaels Cos., Inc./The 8.732%, 3-Month SOFR + 5.00%, due 2/9/33(a)		600,000	600,777

Specialty & Generic Pharma — 2.1%

1261229 BC Ltd. 9.936%, 1-Month SOFR + 6.25%, due 9/17/30(a)		698,237	695,992

Specialty Chemicals — 2.0%

Tronox Finance LLC due 4/4/29(a),(b)		800,000	659,272
Total Bank Loans (Cost $8,074,991)			8,221,872

CORPORATE BONDS — 72.2%

Airlines — 0.5%

ABRA Global Finance, (Colombia) 5.000%, due 3/2/28		152,812	154,769

Application Software — 0.3%

Trustly AB, (Sweden) 9.071%, 3-Month EURIBOR + 6.75%, due 10/8/30(a)	EUR	100,000	91,854

Automotive Retailers — 0.4%

RAC Bond Co. PLC, (United Kingdom) 5.250%, due 11/4/27	GBP	100,000	134,886

Banks — 0.6%

MBH Bank Nyrt, (Hungary) 4.750%, 3-Month EURIBOR + 2.30%, due 2/2/31(a)	EUR	170,000	194,019

See accompanying notes to financial statements.	9

Man Active High Yield ETF

Schedule of Investments (Continued)

August 31, 2026

		Principal Amount*	Value

CORPORATE BONDS (continued)

Basic & Diversified Chemicals — 4.8%

Cerdia Finanz GmbH, (Germany) 9.375%, due 10/3/31		1,475,000	$1,338,175

Lenzing AG, (Austria) 9.000%, EURIBOR ICE Swap Rate + 7.25%(a),(c)	EUR	200,000	238,479
			1,576,654

Casinos & Gaming — 5.6%

888 Acquisitions Ltd., (United Kingdom) 7.931%, 3-Month EURIBOR + 5.50%, due 7/15/28(a)	EUR	100,000	117,379

10.750%, due 5/15/30	GBP	288,000	404,762

European Entertainment Group AB, (Sweden) 9.735%, 3-Month EURIBOR + 7.25%, due 9/29/30(a)	EUR	1,300,000	1,320,467
			1,842,608

Commercial Finance — 2.5%

Burford Capital Global Finance LLC 7.500%, due 7/15/33		200,000	176,770

8.500%, due 1/15/34		500,000	453,812

9.250%, due 7/1/31		200,000	199,985
			830,567

Cruise Lines — 0.4%

SP Cruises Intermediate Ltd., (Bermuda) 11.500%, due 3/14/30(d)		125,000	119,343

Engineering Services — 0.4%

DSI Holding GmbH, (Germany) 8.136%, 3-Month EURIBOR + 5.75%, due 9/22/29(a),(d)	EUR	100,000	116,733

Entertainment Facilities — 0.6%

LifeFit Group MidCo GmbH, (Germany) 9.557%, 3-Month EURIBOR + 7.00%, due 8/29/29(a)	EUR	163,000	198,692

Exploration & Production — 0.8%

Diversified Gas & Oil Corp. 9.750%, due 4/9/29(d)		250,000	256,300

Food & Drug Stores — 4.1%

Bellis Acquisition Co. PLC, (United Kingdom) 8.125%, due 5/14/30	GBP	1,034,000	1,348,552

Food Services — 1.9%

TKC Holdings, Inc. 8.500%, due 8/15/30		300,000	312,504

12.000%, due 2/15/31		300,000	322,946
			635,450

Health Care Facilities — 2.7%

Auna SA, (Peru) 8.750%, due 11/6/32		300,000	302,098

Gruppo San Donato SPA, (Italy) 6.500%, due 10/31/31	EUR	500,000	571,204
			873,302

See accompanying notes to financial statements.	10

Man Active High Yield ETF

Schedule of Investments (Continued)

August 31, 2026

		Principal Amount*	Value

CORPORATE BONDS (continued)

Health Care REIT — 3.1%

MPT Operating Partnership LP / MPT Finance Corp. 3.375%, due 4/24/30	GBP	400,000	$353,244
3.692%, due 6/5/28	GBP	569,000	652,033
			1,005,277

Health Care Services — 5.3%

CAB SELAS, (France) 7.750%, due 8/9/31	EUR	525,000	623,184

National Mentor Holdings, Inc. 10.500%, due 12/15/30		700,000	745,734

US Acute Care Solutions LLC 9.750%, due 5/15/29		400,000	392,759
			1,761,677

Health Care Supply Chain — 1.2%

Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc. 8.750%, due 4/17/32(d)		308,000	290,322
8.750%, due 4/17/32		100,000	94,260
			384,582

Hotel Owners & Developers — 0.8%

Vivion Investments Sarl, (Luxembourg) 6.500% PIK, due 2/28/29	EUR	229,995	270,042

Investment Companies — 0.6%

Ittihad International II, Ltd., (United Arab Emirates) 7.375%, due 11/13/30		200,000	201,807

IT Services — 3.5%

PCC Global PLC, (United Kingdom) 8.250%, due 11/15/30	EUR	575,000	556,474

Unisys Corp. 10.625%, due 1/15/31(d)		186,000	177,696
10.625%, due 1/15/31		325,000	310,489

Zenita Group SPA, (Italy) 7.541%, 3-Month EURIBOR + 5.25%, due 12/31/32(a)	EUR	100,000	103,062
			1,147,721

Life Insurance — 1.9%

Nassau Cos. of New York (The) 7.875%, due 7/15/30(d)		134,000	126,684
7.875%, due 7/15/30		543,000	513,352
			640,036

Local TV & Radio Broadcast — 1.9%

Arqiva Broadcast Finance PLC, (United Kingdom) 8.625%, due 7/1/30	GBP	509,000	633,822

Marine Shipping — 0.6%

Navios South American Logistics, Inc., (Uruguay) 8.875%, due 7/14/30(d)		200,000	207,571

See accompanying notes to financial statements.	11

Man Active High Yield ETF

Schedule of Investments (Continued)

August 31, 2026

		Principal Amount*	Value

CORPORATE BONDS (continued)

Mortgage Finance — 0.8%

Jerrold Finco PLC, (United Kingdom) 8.500%, due 7/15/32	GBP	200,000	$273,055

Multi Asset Class Own & Develop — 1.3%

CPI Property Group SA, (Czechia) 8.875%, 5-Year UK Gilt Bond + 5.648%(a),(c)	GBP	355,000	443,008

Oilfield Services & Equipment — 2.7%

CHC Group LLC 11.750%, due 9/1/30(d)		300,000	258,658

Oceanica Lux, (Brazil) 11.250%, due 5/8/31		726,000	636,088
			894,746

Other Financial Services — 0.4%

Goldcup 100865 AB, (Sweden) 7.513%, 3-Month STIBOR + 5.50%, due 7/11/28(a)	SEK	1,250,000	133,780

Other Machinery & Equipment — 1.8%

EVOCA SPA, (Italy) 7.563%, 3-Month EURIBOR + 5.25%, due 4/9/29(a)	EUR	577,000	586,338

Other Special Retail - Discretionary — 4.4%

Michaels Cos., Inc./The 8.500%, due 3/15/33		200,000	198,205
11.000%, due 3/15/34		300,000	291,412

Staples, Inc. 10.750%, due 9/1/29		983,000	945,111
			1,434,728

Packaged Food — 1.7%

Grupo Nutresa SA, (Colombia) 7.875%(a),(c)		350,000	346,841

Viking Baked Goods Acquisition Corp. 8.625%, due 11/1/31(d)		145,000	145,672
8.625%, due 11/1/31		78,000	78,362
			570,875

Printing Services — 2.6%

RR Donnelley & Sons Co. 11.000%, due 6/1/31		900,000	866,976

Real Estate Services — 2.5%

Emeria SASU, (France) 7.750%, due 3/31/28	EUR	775,000	715,605

Flamingo Lux II SCA, (France) 5.000%, due 3/31/29	EUR	300,000	109,421
			825,026

Reinsurance — 1.0%

SiriusPoint Ltd. 6.007%, 3-Month STIBOR + 4.00%, due 9/22/47(a)	SEK	3,000,000	313,954

See accompanying notes to financial statements.	12

Man Active High Yield ETF

Schedule of Investments (Continued)

August 31, 2026

		Principal Amount*	Value

CORPORATE BONDS (continued)

Restaurants — 2.4%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc.
9.500%, due 7/1/32(d)		283,000	$281,264
9.500%, due 7/1/32		125,000	124,234
Wheel Bidco, Ltd., (United Kingdom) 9.875%, due 9/15/29	GBP	300,000	378,852
			784,350

Specialty Chemicals — 0.5%

Herens Holdco Sarl, (Luxembourg) 4.750%, due 5/15/28(d)		200,000	177,281

Transit Services — 0.9%

Mobico Group PLC, (United Kingdom) 4.875%, due 9/26/31	EUR	300,000	299,027

Wireless Telecommunications — 2.0%
C&W Senior Finance Ltd., (Panama) 9.000%, due 1/15/33(d)		200,000	202,816
WOM Chile Holdco SPA, (Chile) 5.000% PIK, due 4/1/32		509,241	457,097
			659,913

Wireline Telecommunications — 2.7%
DB Terra Chile HoldCo SPA, (Chile) 7.950%, due 4/20/31		200,000	200,879
Sable International Finance Ltd., (Panama) 7.125%, due 10/15/32(d)		200,000	197,911
Total Play Telecomunicaciones SA de CV, (Mexico) 11.125%, due 12/31/32		500,000	498,619
			897,409

Total Corporate Bonds (Cost $23,848,407)			23,786,730

SHORT TERM INVESTMENTS — 2.1%

Sovereign Government — 2.1%

United States Treasury Bill(e) 3.706%, due 9/3/26(f) (Cost $699,858)		700,000	699,860

Total Investments — 99.3% (Cost $32,623,256)			$32,708,462

Other Assets and Liabilities, Net — 0.7%			220,242

Net Assets — 100.0%			$32,928,704

See accompanying notes to financial statements.	13

Man Active High Yield ETF

Schedule of Investments (Continued)

August 31, 2026

*	Principal amount denominated in USD unless otherwise noted.
(a)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on August 31, 2026.

(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	Perpetual security with no stated maturity date.
(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(e)	Rate disclosed represents the discount rate at the time of purchase.
(f)	A portion or all of the security has been segregated as collateral for open derivative contracts.

ESTR	: Euro Short-Term Rate
EUR	: Euro
EURIBOR	: Euro Interbank Offered Rate
GBP	: Great British Pound
ICE	: Intercontinental Exchange, Inc.
PIK	: Payment-in-kind, which may pay interest in the form of additional principal amount.
PLC	: Public Limited Company
REIT	: Real Estate Investment Trust
SEK	: Swedish Krona
SOFR	: Secured Overnight Financing Rate
SONIA	: Sterling Overnight Index Average
STIBOR	: Stockholm Interbank Offered Rate
USD	: United States Dollar

Forward Foreign Currency Contracts Outstanding as of August 31, 2026:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
The Bank of New York Mellon	9/17/26	EUR	134,616	USD	156,943	$476	$–
The Bank of New York Mellon	9/17/26	EUR	5,735,334	USD	6,627,859	–	(38,442)
The Bank of New York Mellon	9/17/26	GBP	37,838	USD	51,536	265	–
The Bank of New York Mellon	9/17/26	GBP	4,382,009	USD	5,916,772	–	(20,966)
The Bank of New York Mellon	9/17/26	SEK	4,026,123	USD	424,237	3,469	–
The Bank of New York Mellon	9/17/26	USD	244,647	EUR	210,844	421	–
The Bank of New York Mellon	9/17/26	USD	369,904	EUR	317,293	–	(1,108)
The Bank of New York Mellon	9/17/26	USD	1,305,147	GBP	956,721	–	(8,765)

Total Unrealized Appreciation / (Depreciation)						$4,631	$(69,281)

Centrally Cleared Credit Default Swap Sell Protection Contracts Outstanding as of August 31, 2026:

Underlying Instrument	Expiration Date	Buy/Sell Protection(a)	Notional Amount(b)	(Pay) / Receive Fixed Rate(c)	Payment Frequency Paid / Received	Upfront Premium Paid / (Received)	Value	Unrealized Appreciation / (Depreciation)(d)
Oracle Corp. (BBB-)*	6/20/31	Sell	$651,000	1.00%	Quarterly	$25,331	$27,378	$763

(a)

Sell - If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(c)

The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(d)	Represents the difference between the value of the credit default swap contracts at the time they were opened, plus accrued interest and the value as of August 31, 2026.
*

Credit rating is determined by the Investment Adviser using the lowest rating including debt class rating ascribed by relevant credit rating agencies (Moody’s/S&P/Fitch), or, where no such ratings are available, using its own internal rating.

See accompanying notes to financial statements.	14

Man Active High Yield ETF

Schedule of Investments (Continued)

August 31, 2026

Over the counter Total Return Long Swap Contracts Outstanding as of August 31, 2026:

Underlying Instrument	Financing Rate(a)	Counterparty	Expiration Date	Payment Frequency	Currency	Notional Amount Long	Value / Unrealized Appreciation / (Depreciation)
BKKOMB, 7.706%, 4/23/32	ESTR+0.50%	JP Morgan Chase Bank	4/23/32	Annual	EUR	309,630	$378
Future PLC, 6.750%, 7/10/30	SONIA+0.50%	JP Morgan Chase Bank	5/7/27	Annual	GBP	861,497	17,408

							$17,786

(a)

For long positions, the Fund receives the total return of the underlying instrument and pays the financing rate. For short positions, the Fund pays the total return of the underlying instrument and receives the financing rate.

See accompanying notes to financial statements.	15

Man Active Emerging Markets Alternative ETF

Schedule of Investments

August 31, 2026

	Shares	Value

COMMON STOCKS — 37.7%

Australia — 0.7%

Materials — 0.7%

Anglogold Ashanti PLC(a)	800	$ 89,856

Brazil — 2.3%

Financials — 1.7%

Itau Unibanco Holding SA, ADR(a)	14,500	110,345

XP, Inc., Class A(a)	5,500	100,265

Total Financials		210,610

Materials — 0.6%

Vale SA, ADR(a)	5,149	77,699

Total Brazil		288,309

China — 24.8%

Communication Services — 4.5%

Autohome, Inc., ADR	400	8,776

Kingsoft Corp., Ltd(a)	8,200	26,004

Kuaishou Technology(a),(b)	4,600	19,704

NetEase, Inc., ADR(a)	900	109,602

Tencent Holdings, Ltd.(a)	6,600	381,386

Tencent Music Entertainment Group, ADR	1,300	10,751

Total Communication Services		556,223

Consumer Discretionary — 4.5%

Alibaba Group Holding, Ltd., ADR(a)	300	34,206

ANTA Sports Products, Ltd.(a)	5,800	57,487

Fuyao Glass Industry Group Co., Ltd., Class H Shares(b)	2,000	14,019

Geely Automobile Holdings, Ltd.(a)	30,000	67,353

Great Wall Motor Co., Ltd., Class H Shares(a)	22,000	22,142

Haidilao International Holding, Ltd.(b)	13,000	19,469

Haier Smart Home Co., Ltd., Class H Shares(a)	22,000	60,505

JD.com, Inc., ADR(a)	1,100	31,064

Li Ning Co., Ltd.(a)	30,500	53,030

Meituan, B Shares(a),(b),(c)	5,400	54,349

New Oriental Education & Technology Group, Inc., ADR(a)	700	40,390

PDD Holdings, Inc., ADR(a),(c)	500	42,000

Shenzhou International Group Holdings, Ltd	1,300	5,821

TAL Education Group, ADR(a),(c)	2,400	28,176

Trip.com Group, Ltd., ADR(a),(c)	600	26,790

Zhejiang Leapmotor Technology Co., Ltd., H Shares(b),(c)	2,900	13,584

Total Consumer Discretionary		570,385

Consumer Staples — 0.8%

China Feihe, Ltd.(b)	4,000	1,431

China Mengniu Dairy Co., Ltd.(a)	45,000	103,900

Total Consumer Staples		105,331

Energy — 0.3%

China Oilfield Services, Ltd., Class H Shares	4,000	3,760

China Petroleum & Chemical Corp., H Shares	64,000	39,065

Total Energy		42,825

See accompanying notes to financial statements.	16

Man Active Emerging Markets Alternative ETF

Schedule of Investments (Continued)

August 31, 2026

	Shares	Value

COMMON STOCKS (continued)

Financials — 4.4%

Agricultural Bank of China, Ltd., Class H Shares(a)	25,000	$ 20,235

Bank of China, Ltd., Class H Shares	12,000	9,031

China CITIC Bank Corp., Ltd., Class H Shares(a)	100,000	106,578

China Life Insurance Co., Ltd., Class H Shares(a)	34,000	131,415

China Merchants Bank Co., Ltd., Class H Shares	7,000	45,495

China Minsheng Banking Corp., Ltd., Class H Shares	28,500	12,652

China Pacific Insurance Group Co., Ltd., Class H Shares(a)	21,200	81,725

China Taiping Insurance Holdings Co., Ltd.(a)	26,000	70,246

Industrial & Commercial Bank of China, Ltd., H Shares(a)	74,000	71,458

Total Financials		548,835

Health Care — 4.2%

3SBio, Inc.(b),(c)	6,000	12,338

Akeso, Inc.(b),(c)	5,000	57,339

CSPC Pharmaceutical Group, Ltd.(a)	106,000	124,940

Innovent Biologics, Inc.(a),(b),(c)	4,500	59,584

Sino Biopharmaceutical, Ltd.(a)	175,000	121,663

Wuxi Biologics Cayman, Inc.(a),(b),(c)	23,500	146,408

Total Health Care		522,272

Industrials — 1.2%

China Communications Services Corp., Ltd., Class H Shares	26,000	12,819

Contemporary Amperex Technology Co., Ltd., Class H Shares(a)	600	45,884

Fosun International, Ltd.(c)	21,500	15,235

Sinotruk Hong Kong, Ltd.(a)	6,500	33,332

Weichai Power Co., Ltd., Class H Shares(a)	9,000	36,554

Zhuzhou CRRC Times Electric Co., Ltd., H Shares	500	2,013

Total Industrials		145,837

Information Technology — 1.7%

BYD Electronic International Co., Ltd.(a)	26,000	89,549

Sunny Optical Technology Group Co., Ltd.(a)	9,300	84,348

Xiaomi Corp., B Shares(a),(b),(c)	11,800	41,575

Total Information Technology		215,472

Materials — 2.4%

Aluminum Corp. of China, Ltd., Class H Shares(a)	32,000	34,983

China Gold International Resources Corp., Ltd.(a)	1,800	58,827

China Hongqiao Group, Ltd.	5,500	16,010

China Nonferrous Mining Corp., Ltd	4,000	8,450

CMOC Group, Ltd., Class H Shares(a)	24,000	51,586

Shandong Gold Mining Co., Ltd., Class H Shares(b)	7,250	25,174

Zhaojin Mining Industry Co., Ltd., Class H Shares	1,000	2,954

Zijin Mining Group Co., Ltd., H Shares(a)	22,000	102,769

Total Materials		300,753

Real Estate — 0.6%

China Resources Land, Ltd.(a)	11,500	44,097

China Resources Mixc Lifestyle Services, Ltd.(a),(b)	6,600	32,919

Total Real Estate		77,016

See accompanying notes to financial statements.	17

Man Active Emerging Markets Alternative ETF

Schedule of Investments (Continued)

August 31, 2026

	Shares	Value
COMMON STOCKS (continued)

Utilities — 0.2%

Kunlun Energy Co., Ltd.	20,000	$ 19,721

Total China		3,104,670

Czechia — 0.2%

Financials — 0.2%

Moneta Money Bank AS(b)	2,170	20,349

Hungary — 0.5%

Financials — 0.1%

OTP Bank Nyrt	136	19,562

Health Care — 0.4%

Richter Gedeon Nyrt(a)	1,101	45,962

Total Hungary		65,524

India — 3.1%

Financials — 3.1%

HDFC Bank, Ltd., ADR(a)	6,800	154,360

ICICI Bank, Ltd., ADR(a)	7,700	233,772

Total Financials		388,132

Mexico — 3.2%

Consumer Staples — 0.7%

Arca Continental SAB de CV(a)	4,720	53,982

Fomento Economico Mexicano SAB de CV, ADR(a)	200	24,082

Sigma Foods SAB de CV	14,100	15,448

Total Consumer Staples		93,512

Financials — 0.7%

Grupo Financiero Banorte SAB de CV(a)	7,700	87,010

Industrials — 0.0%†

Promotora y Operadora de Infraestructura SAB de CV	410	6,308

Materials — 1.8%

Grupo Mexico SAB de CV(a)	8,800	120,707

Industrias Penoles SAB de CV	44	2,335

Southern Copper Corp(a)	459	95,871

Total Materials		218,913

Total Mexico		405,743

Philippines — 0.0%†

Industrials — 0.0%†

SM Investments Corp.	160	1,426

South Africa — 2.2%

Communication Services — 0.3%

MTN Group, Ltd.(a)	2,862	33,532

Consumer Staples — 0.1%

Clicks Group, Ltd.	692	8,515

Financials — 0.4%

FirstRand, Ltd.(a)	4,970	29,359

Old Mutual, Ltd.	25,097	20,288

Sanlam, Ltd.	1,454	7,811

Total Financials		57,458

See accompanying notes to financial statements.	18

Man Active Emerging Markets Alternative ETF

Schedule of Investments (Continued)

August 31, 2026

	Shares	Value
COMMON STOCKS (continued)

Materials — 1.4%

Gold Fields, Ltd., ADR(a)	1,000	$ 46,370

Sasol, Ltd.(a),(c)	7,102	85,852

Sibanye Stillwater, Ltd., ADR(a)	3,500	41,475

Total Materials		173,697

Total South Africa		273,202

Taiwan — 0.7%

Information Technology — 0.7%

Taiwan Semiconductor Manufacturing Co., Ltd., ADR(a)	220	91,370

Total Common Stocks

(Cost $4,734,971)		4,728,581

	Principal Amount*
SHORT TERM INVESTMENTS — 53.0%

United States — 53.0%

United States Treasury Bill(d)
2.430%, due 9/3/26	925,000	924,815

3.470%, due 9/17/26(a)	490,000	489,209

3.684%, due 10/8/26(a)	440,000	438,322

3.760%, due 10/29/26(a)	335,000	332,979

3.760%, due 11/12/26(a)	590,000	585,598

3.770%, due 11/5/26(a)	510,000	506,551

3.820%, due 12/17/26(a)	420,000	415,306

3.860%, due 12/24/26(a)	345,000	340,855

3.890%, due 1/21/27(a)	230,000	226,547

3.920%, due 2/4/27(a)	465,000	457,283

3.940%, due 2/11/27(a)	1,020,000	1,002,251

3.950%, due 2/18/27	935,000	918,027

		6,637,743

Total Short Term Investments

(Cost $6,638,602)		6,637,743

Total Investments — 90.7%

(Cost $11,373,573)		$ 11,366,324

Other Assets and Liabilities,

Net — 9.3%		1,160,606

Net Assets — 100.0%		$ 12,526,930

*	Principal amount denominated in USD unless otherwise noted.
†	Less than 0.05%.
(a)	A portion or all of the security has been segregated as collateral for open derivative contracts.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	Non-income producing security.
(d)	Rate disclosed represents the discount rate at the time of purchase.

ADR	: American Depositary Receipt
FEDEF	: Federal Funds Effective Rate
PLC	: Public Limited Company
SOFR	: Secured Overnight Financing Rate
USD	: United States Dollar

See accompanying notes to financial statements.	19

Man Active Emerging Markets Alternative ETF

Schedule of Investments (Continued)

August 31, 2026

Over the counter Total Return Long Swap Contracts Outstanding as of August 31, 2026:

Underlying Instrument	Financing Rate(b)	Counterparty	Expiration Date	Payment Frequency	Currency	Notional Amount Long	Value/ Unrealized Appreciation/ (Depreciation)
Abu Dhabi National Oil Co. for Distribution PJSC	SOFR+0.75%	Morgan Stanley	12/23/26	Monthly	USD	6,179	$(172)
Accton Technology Corp	SOFR+0.30%	Morgan Stanley	12/24/26	Monthly	USD	131,892	(3,706)
ACWA Power Co.	SOFR+0.75%	Morgan Stanley	12/23/26	Monthly	USD	50,541	938
Al Rajhi Bank	SOFR+0.75%	Morgan Stanley	12/23/26	Monthly	USD	178,538	7,132
Alinma Bank	SOFR+0.75%	Morgan Stanley	12/23/26	Monthly	USD	75,288	2,533
Aluminum Corp. of China, Ltd	SOFR-0.40%	Morgan Stanley	12/24/26	Monthly	USD	42,832	2,789
Americana Restaurants International PLC - Foreign Co.	SOFR+0.75%	Morgan Stanley	12/23/26	Monthly	USD	9,198	(84)
AMMB Holdings Bhd	SOFR+0.30%	Morgan Stanley	12/24/26	Monthly	USD	73,415	(1,840)
Arab National Bank	SOFR+0.75%	Morgan Stanley	12/23/26	Monthly	USD	8,900	44
Arabian Internet & Communications Services Co.	SOFR+0.75%	Morgan Stanley	12/23/26	Monthly	USD	24,497	(71)
Astra International Tbk PT	SOFR+0.30%	Morgan Stanley	12/23/26	Monthly	USD	20,653	57
Axia Energia SA	SOFR+0.70%	Morgan Stanley	12/22/26	Monthly	USD	167,498	6,604
Banco BTG Pactual SA	SOFR+0.70%	Morgan Stanley	12/22/26	Monthly	USD	108,593	10,601
Banco de Chile	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	108,747	633
Banco do Brasil SA	SOFR+0.70%	Morgan Stanley	12/22/26	Monthly	USD	37,900	5,690
Bank Al-Jazira	SOFR+0.75%	Morgan Stanley	12/23/26	Monthly	USD	17,885	(209)
Bank Central Asia Tbk PT	SOFR+0.30%	Morgan Stanley	12/23/26	Monthly	USD	60,889	756
Bank of Baroda	SOFR+0.75%	Morgan Stanley	9/1/27	Monthly	USD	38,742	(880)
Bank of Beijing Co., Ltd.	SOFR-0.40%	Morgan Stanley	12/24/26	Monthly	USD	65,259	3,720
Bank of Changsha Co., Ltd.	SOFR-0.40%	Morgan Stanley	12/24/26	Monthly	USD	9,224	142
Bank of Hangzhou Co., Ltd.	SOFR-0.40%	Morgan Stanley	12/24/26	Monthly	USD	52,512	(268)
Bank of Jiangsu Co., Ltd.	SOFR-0.40%	Morgan Stanley	12/24/26	Monthly	USD	81,177	(94)
Bank of Ningbo Co., Ltd.	SOFR-0.40%	Morgan Stanley	12/24/26	Monthly	USD	28,473	(60)
Bank Polska Kasa Opieki SA	SOFR+0.50%	Morgan Stanley	12/23/26	Monthly	USD	51,506	(610)
Bank Rakyat Indonesia Persero Tbk PT	SOFR+0.30%	Morgan Stanley	12/23/26	Monthly	USD	56,774	2,030
Bharat Petroleum Corp., Ltd.	SOFR+0.75%	Morgan Stanley	9/1/27	Monthly	USD	10,062	149
Bharti Airtel, Ltd.	SOFR+0.75%	Morgan Stanley	9/1/27	Monthly	USD	8,820	(468)
BIM Birlesik Magazalar AS	SOFR+0.75%	Morgan Stanley	12/23/26	Monthly	USD	21,201	(438)
BOE Technology Group Co., Ltd	SOFR-0.40%	Morgan Stanley	12/24/26	Monthly	USD	11,410	209
Canara Bank	SOFR+0.75%	Morgan Stanley	9/1/27	Monthly	USD	8,582	(58)
Cathay Financial Holding Co., Ltd .	SOFR+0.30%	Morgan Stanley	12/24/26	Monthly	USD	162,221	22,256
China CSSC Holdings, Ltd.	SOFR-0.40%	Morgan Stanley	12/24/26	Monthly	USD	67,723	2,216
China Pacific Insurance Group Co., Ltd.	SOFR-0.40%	Morgan Stanley	12/24/26	Monthly	USD	4,039	244
China Zheshang Bank Co., Ltd	SOFR-0.40%	Morgan Stanley	12/24/26	Monthly	USD	8,557	(148)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	SOFR+0.70%	Morgan Stanley	12/22/26	Monthly	USD	150,036	12,736
Cia Paranaense de Energia - Copel	SOFR+0.70%	Morgan Stanley	12/22/26	Monthly	USD	20,551	1,355
Cipla, Ltd.	SOFR+0.75%	Morgan Stanley	9/1/27	Monthly	USD	64,617	(149)
Coal India, Ltd.	SOFR+0.75%	Morgan Stanley	9/1/27	Monthly	USD	40,089	(226)
Compal Electronics, Inc.	SOFR+0.30%	Morgan Stanley	12/24/26	Monthly	USD	25,329	1,358
Contemporary Amperex Technology Co., Ltd.	SOFR+2.00%	Morgan Stanley	12/24/26	Monthly	USD	137,450	(7,780)
CTBC Financial Holding Co., Ltd.	SOFR+0.30%	Morgan Stanley	12/24/26	Monthly	USD	30,062	510
Delta Electronics Thailand PCL	SOFR+0.30%	Morgan Stanley	12/23/26	Monthly	USD	13,602	(848)
Delta Electronics, Inc.	SOFR+0.30%	Morgan Stanley	12/24/26	Monthly	USD	328,008	19,728

See accompanying notes to financial statements.	20

Man Active Emerging Markets Alternative ETF

Schedule of Investments (Continued)

August 31, 2026

Over the counter Total Return Long Swap Contracts Outstanding as of August 31, 2026: (continued)

Underlying Instrument	Financing Rate(b)	Counterparty	Expiration Date	Payment Frequency	Currency	Notional Amount Long	Value/ Unrealized Appreciation/ (Depreciation)
Doosan Enerbility Co., Ltd.	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	10,770	$1,156
Eoptolink Technology, Inc., Ltd.	SOFR-0.40%	Morgan Stanley	12/24/26	Monthly	USD	12,318	(366)
Etihad Etisalat Co.	SOFR+0.75%	Morgan Stanley	12/23/26	Monthly	USD	17,710	786
Federal Bank, Ltd.	SOFR+0.75%	Morgan Stanley	9/1/27	Monthly	USD	15,755	448
Fortune Electric Co., Ltd.	SOFR+0.30%	Morgan Stanley	12/24/26	Monthly	USD	50,107	408
Fuyao Glass Industry Group Co., Ltd.	SOFR-0.40%	Morgan Stanley	12/24/26	Monthly	USD	18,062	(390)
Global Unichip Corp.	SOFR+0.30%	Morgan Stanley	12/24/26	Monthly	USD	176,378	15,763
Hana Financial Group, Inc.	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	140,609	17,617
Hanmi Semiconductor Co., Ltd.	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	103,251	(389)
Hanwha Aerospace Co., Ltd.	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	111,230	(4,236)
Havells India, Ltd.	SOFR+0.75%	Morgan Stanley	9/1/27	Monthly	USD	9,636	138
HCL Technologies, Ltd.	SOFR+0.75%	Morgan Stanley	9/1/27	Monthly	USD	29,244	337
HD Hyundai Co., Ltd.	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	147,148	1,059
HD Hyundai Electric Co., Ltd.	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	49,184	3,273
HD Hyundai Heavy Industries Co., Ltd.	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	78,375	(2,903)
HD Hyundai Marine Solution Co., Ltd.	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	26,622	1,100
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	95,072	(1,448)
HDFC Life Insurance Co., Ltd.	SOFR+0.75%	Morgan Stanley	9/1/27	Monthly	USD	67,363	(1,281)
Hero MotoCorp., Ltd.	SOFR+0.75%	Morgan Stanley	9/1/27	Monthly	USD	21,943	(542)
Hon Hai Precision Industry Co., Ltd.	SOFR+0.30%	Morgan Stanley	12/24/26	Monthly	USD	115,836	2,276
Hua Nan Financial Holdings Co., Ltd.	SOFR+0.30%	Morgan Stanley	12/24/26	Monthly	USD	71,206	5,091
Huaxia Bank Co., Ltd.	SOFR-0.40%	Morgan Stanley	12/24/26	Monthly	USD	18,421	(1,375)
Huizhou Desay SV Automotive Co., Ltd.	SOFR-0.40%	Morgan Stanley	12/24/26	Monthly	USD	13,858	578
Hyosung Heavy Industries Corp.	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	63,471	3,588
Hyundai Mobis Co., Ltd.	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	87,927	(7,815)
Hyundai Rotem Co., Ltd.	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	1,671	19
Indus Towers, Ltd.	SOFR+0.75%	Morgan Stanley	9/1/27	Monthly	USD	6,834	167
Industrial & Commercial Bank of China, Ltd.	SOFR-0.40%	Morgan Stanley	12/24/26	Monthly	USD	12,962	479
Industrial Bank of Korea	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	23,762	1,355
Industries Qatar QSC	SOFR+0.75%	Morgan Stanley	12/23/26	Monthly	USD	4,375	76
JUMBO SA	SOFR+0.75%	Morgan Stanley	12/23/26	Monthly	USD	20,173	(169)
KB Financial Group, Inc.	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	98,697	10,116
Kingfa Sci & Tech Co., Ltd.	SOFR-0.40%	Morgan Stanley	12/24/26	Monthly	USD	3,576	(24)
Korea Electric Power Corp.	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	9,731	213
LG Corp.	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	41,141	4,189
LG Display Co., Ltd.	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	11,051	(39)
LG Electronics, Inc.	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	5,224	466
LG H&H Co., Ltd.	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	54,118	2,553
LG Uplus Corp.	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	64,664	2,694
Lotes Co., Ltd.	SOFR+0.30%	Morgan Stanley	12/24/26	Monthly	USD	50,439	2,793
MediaTek, Inc.	SOFR+0.30%	Morgan Stanley	12/24/26	Monthly	USD	115,915	7,715
MISC Bhd.	SOFR+0.30%	Morgan Stanley	12/24/26	Monthly	USD	16,810	(301)
NARI Technology Co., Ltd.	SOFR-0.40%	Morgan Stanley	12/24/26	Monthly	USD	5,834	(27)
NAVER Corp.	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	19,977	142

See accompanying notes to financial statements.	21

Man Active Emerging Markets Alternative ETF

Schedule of Investments (Continued)

August 31, 2026

Over the counter Total Return Long Swap Contracts Outstanding as of August 31, 2026: (continued)

Underlying Instrument	Financing Rate(b)	Counterparty	Expiration Date	Payment Frequency	Currency	Notional Amount Long	Value/ Unrealized Appreciation/ (Depreciation)
Novatek Microelectronics Corp.	SOFR+0.30%	Morgan Stanley	12/24/26	Monthly	USD	166,104	$3,975
Oil & Natural Gas Corp., Ltd.	SOFR+0.75%	Morgan Stanley	9/1/27	Monthly	USD	23,399	(66)
ORLEN SA	SOFR+0.50%	Morgan Stanley	12/23/26	Monthly	USD	75,161	(1,597)
Petronas Dagangan Bhd	SOFR+0.30%	Morgan Stanley	12/24/26	Monthly	USD	10,192	388
Ping An Bank Co., Ltd.	SOFR-0.40%	Morgan Stanley	12/24/26	Monthly	USD	25,098	696
Ping An Insurance Group Co. of China, Ltd.	SOFR-0.40%	Morgan Stanley	12/24/26	Monthly	USD	34,902	2,453
Powszechny Zaklad Ubezpieczen SA	SOFR+0.50%	Morgan Stanley	12/23/26	Monthly	USD	139,497	2,444
PTT Exploration & Production PCL	SOFR+0.30%	Morgan Stanley	12/23/26	Monthly	USD	47,300	(767)
Public Bank Bhd	SOFR+0.30%	Morgan Stanley	12/24/26	Monthly	USD	69,280	(2,087)
Raia Drogasil SA	SOFR+0.70%	Morgan Stanley	12/22/26	Monthly	USD	50,106	5,810
Realtek Semiconductor Corp.	SOFR+0.30%	Morgan Stanley	12/24/26	Monthly	USD	89,231	1,613
Samsung Biologics Co., Ltd.	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	25,944	(456)
Samsung Electro-Mechanics Co., Ltd.	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	23,010	1,472
Samsung Electronics Co., Ltd.	SOFR+2.00%	Morgan Stanley	12/22/26	Monthly	USD	1,273,432	(29,362)
Samsung Heavy Industries Co., Ltd.	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	69,716	1,646
Samsung SDS Co., Ltd.	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	34,063	1,681
Saudi Arabian Oil Co.	SOFR+0.75%	Morgan Stanley	12/23/26	Monthly	USD	18,597	(257)
Saudi Aramco Base Oil Co.	SOFR+0.75%	Morgan Stanley	12/23/26	Monthly	USD	53,053	259
Saudi Awwal Bank	SOFR+0.75%	Morgan Stanley	12/23/26	Monthly	USD	5,549	31
Saudi Basic Industries Corp.	SOFR+0.75%	Morgan Stanley	12/23/26	Monthly	USD	96,912	(210)
Saudi National Bank/The	SOFR+0.75%	Morgan Stanley	12/23/26	Monthly	USD	39,766	1,528
Saudi Telecom Co.	SOFR+0.75%	Morgan Stanley	12/23/26	Monthly	USD	90,532	1,104
SBI Life Insurance Co., Ltd.	SOFR+0.75%	Morgan Stanley	9/1/27	Monthly	USD	132,390	(2,438)
Seres Group Co., Ltd.	SOFR-0.40%	Morgan Stanley	12/24/26	Monthly	USD	6,893	(255)
Shanghai Rural Commercial Bank Co., Ltd.	SOFR-0.40%	Morgan Stanley	12/24/26	Monthly	USD	18,525	269
Shinhan Financial Group Co., Ltd.	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	136,130	13,105
Sinomine Resource Group Co., Ltd.	SOFR-0.40%	Morgan Stanley	12/24/26	Monthly	USD	12,288	546
SK hynix, Inc.	SOFR+2.00%	Morgan Stanley	12/22/26	Monthly	USD	610,767	4,934
SK Innovation Co., Ltd.	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	18,225	282
SK Telecom Co., Ltd.	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	50,536	(335)
Sun Pharmaceutical Industries, Ltd.	SOFR+0.75%	Morgan Stanley	9/1/27	Monthly	USD	14,405	502
Taiwan Semiconductor Manufacturing Co., Ltd.	SOFR+2.00%	Morgan Stanley	12/24/26	Monthly	USD	1,711,310	30,206
Tech Mahindra, Ltd.	SOFR+0.75%	Morgan Stanley	9/1/27	Monthly	USD	18,412	648
TIM SA	SOFR+0.70%	Morgan Stanley	12/22/26	Monthly	USD	12,649	267
TMBThanachart Bank PCL	SOFR+0.30%	Morgan Stanley	12/23/26	Monthly	USD	2,272	89
Uni-President Enterprises Corp.	SOFR+0.30%	Morgan Stanley	12/24/26	Monthly	USD	17,149	(349)
Vibra Energia SA	SOFR+0.70%	Morgan Stanley	12/22/26	Monthly	USD	20,596	(25)
WEG SA	SOFR+0.70%	Morgan Stanley	12/22/26	Monthly	USD	138,063	5,034
Woori Financial Group, Inc.	SOFR+0.30%	Morgan Stanley	12/22/26	Monthly	USD	50,584	4,521
WuXi AppTec Co., Ltd.	SOFR-0.40%	Morgan Stanley	12/24/26	Monthly	USD	27,474	(2,157)
Yageo Corp.	SOFR+0.30%	Morgan Stanley	12/24/26	Monthly	USD	70,426	(1,766)
Yes Bank, Ltd.	SOFR+0.75%	Morgan Stanley	9/1/27	Monthly	USD	27,668	859
Zhen Ding Technology Holding, Ltd.	SOFR+0.30%	Morgan Stanley	12/24/26	Monthly	USD	72,525	6,221
Zhongji Innolight Co., Ltd.	SOFR-0.40%	Morgan Stanley	12/24/26	Monthly	USD	94,153	(5,480)

							$196,587

See accompanying notes to financial statements.	22

Man Active Emerging Markets Alternative ETF

Schedule of Investments (Continued)

August 31, 2026

Over the counter Total Return Short Swap Contracts Outstanding as of August 31, 2026:

Underlying Instrument	Financing Rate(b)	Counterparty	Expiration Date	Payment Frequency	Currency	Notional Amount Short	Value/ Unrealized Appreciation/ (Depreciation)
Alibaba Health Information Technology, Ltd.	SOFR-0.84%	Morgan Stanley	12/24/26	Monthly	USD	57,356	$2,998
Allegro.eu SA	SOFR-0.75%	Morgan Stanley	12/23/26	Monthly	USD	2,935	(37)
Ambev SA	SOFR-0.88%	Morgan Stanley	12/22/26	Monthly	USD	27,168	(406)
ASE Technology Holding Co., Ltd.	SOFR-0.20%	Morgan Stanley	12/22/26	Monthly	USD	83,973	(932)
Baidu, Inc.	SOFR-0.49%	Morgan Stanley	12/22/26	Monthly	USD	131,497	(4,454)
Beijing Enterprises Holdings, Ltd.	SOFR-0.30%	Morgan Stanley	12/24/26	Monthly	USD	3,948	(170)
BOC Aviation, Ltd.	SOFR-0.30%	Morgan Stanley	12/24/26	Monthly	USD	11,925	432
Caixa Seguridade Participacoes SA	SOFR-0.40%	Morgan Stanley	12/22/26	Monthly	USD	1,402	(90)
CD Projekt SA	SOFR-0.75%	Morgan Stanley	12/23/26	Monthly	USD	31,040	2,829
Celltrion, Inc.	SOFR-0.49%	Morgan Stanley	12/22/26	Monthly	USD	78,870	665
Chailease Holding Co., Ltd.	SOFR-0.99%	Morgan Stanley	12/24/26	Monthly	USD	49,882	(2,758)
China Galaxy Securities Co., Ltd.	SOFR-0.30%	Morgan Stanley	12/24/26	Monthly	USD	41,561	(2,609)
China Gas Holdings, Ltd.	SOFR-0.30%	Morgan Stanley	12/24/26	Monthly	USD	41,982	1,543
China International Capital Corp., Ltd.	SOFR-0.30%	Morgan Stanley	12/24/26	Monthly	USD	67,675	(5,884)
China Longyuan Power Group Corp., Ltd.	SOFR-0.30%	Morgan Stanley	12/24/26	Monthly	USD	71,183	(176)
China Merchants Port Holdings Co., Ltd.	SOFR-0.30%	Morgan Stanley	12/24/26	Monthly	USD	40,211	(784)
China Overseas Land & Investment, Ltd.	SOFR-0.30%	Morgan Stanley	12/24/26	Monthly	USD	80,278	9,211
China Power International Development, Ltd.	SOFR-0.48%	Morgan Stanley	12/24/26	Monthly	USD	16,333	(468)
China Railway Group, Ltd.	SOFR-0.42%	Morgan Stanley	12/24/26	Monthly	USD	56,807	(2,041)
China Resources Gas Group, Ltd.	SOFR-0.30%	Morgan Stanley	12/24/26	Monthly	USD	19,500	(1,172)
China Resources Power Holdings Co., Ltd.	SOFR-0.38%	Morgan Stanley	12/24/26	Monthly	USD	73,027	(3,499)
Chunghwa Telecom Co., Ltd.	SOFR-0.45%	Morgan Stanley	12/24/26	Monthly	USD	25,658	(47)
Cia Energetica de Minas Gerais	SOFR-0.11%	Morgan Stanley	12/22/26	Monthly	USD	27,616	(2,100)
CITIC Securities Co., Ltd.	SOFR-0.30%	Morgan Stanley	12/24/26	Monthly	USD	75,829	(4,387)
DB Insurance Co., Ltd.	SOFR-0.43%	Morgan Stanley	12/22/26	Monthly	USD	24,536	(985)
Discovery, Ltd.	SOFR-0.50%	Morgan Stanley	12/23/26	Monthly	USD	20,393	(384)
Doosan Co., Ltd.	SOFR-1.75%	Morgan Stanley	12/22/26	Monthly	USD	4,221	(391)
E.Sun Financial Holding Co., Ltd.	SOFR-0.45%	Morgan Stanley	12/24/26	Monthly	USD	83,078	(5,831)
Energisa SA	SOFR-0.40%	Morgan Stanley	12/22/26	Monthly	USD	48,020	(4,747)
Far East Horizon, Ltd.	SOFR-0.30%	Morgan Stanley	12/24/26	Monthly	USD	19,912	96
Fubon Financial Holding Co., Ltd.	SOFR-0.00%	Morgan Stanley	12/24/26	Monthly	USD	4,010	(518)
Grupo Aeroportuario del Pacifico SAB de CV	FEDEF-0.50%	Morgan Stanley	12/22/26	Monthly	USD	37,996	727
Grupo Bimbo SAB de CV	FEDEF-1.25%	Morgan Stanley	12/22/26	Monthly	USD	2,069	(16)
Hankook Tire & Technology Co., Ltd.	SOFR-0.60%	Morgan Stanley	12/22/26	Monthly	USD	44,273	(905)
Hua Hong Grace Semiconductor, Ltd.	SOFR-0.30%	Morgan Stanley	12/24/26	Monthly	USD	42,799	(4,240)
Huaneng Power International, Inc.	SOFR-0.30%	Morgan Stanley	12/24/26	Monthly	USD	17,916	(395)
Huatai Securities Co., Ltd.	SOFR-0.88%	Morgan Stanley	12/24/26	Monthly	USD	4,432	(76)
Hyundai Engineering & Construction Co., Ltd.	SOFR-2.00%	Morgan Stanley	12/22/26	Monthly	USD	24,874	(2,595)
Hyundai Motor Co.	SOFR-0.47%	Morgan Stanley	12/22/26	Monthly	USD	91,255	1,397
Hyundai Motor Company, Ltd 2nd Preferred Shares	SOFR-0.40%	Morgan Stanley	12/22/26	Monthly	USD	25,774	585
IHH Healthcare Bhd	SOFR-2.38%	Morgan Stanley	12/24/26	Monthly	USD	11,966	84

See accompanying notes to financial statements.	23

Man Active Emerging Markets Alternative ETF

Schedule of Investments (Continued)

August 31, 2026

Over the counter Total Return Short Swap Contracts Outstanding as of August 31, 2026: (continued)

Underlying Instrument	Financing Rate(b)	Counterparty	Expiration Date	Payment Frequency	Currency	Notional Amount Short	Value/ Unrealized Appreciation/ (Depreciation)
J&T Global Express, Ltd.	SOFR-0.30%	Morgan Stanley	12/24/26	Monthly	USD	27,986	$473
JBS NV	SOFR-0.20%	Morgan Stanley	12/22/26	Monthly	USD	73,170	664
JD Health International, Inc.	SOFR-0.30%	Morgan Stanley	12/24/26	Monthly	USD	26,083	955
KE Holdings, Inc.	SOFR-0.20%	Morgan Stanley	12/22/26	Monthly	USD	66,261	(717)
KGHM Polska Miedz SA	SOFR-0.75%	Morgan Stanley	12/23/26	Monthly	USD	65,150	(4,177)
KGI Financial Holding Co., Ltd.	SOFR-0.11%	Morgan Stanley	12/24/26	Monthly	USD	60,000	(7,179)
Korea Investment Holdings Co., Ltd.	SOFR-0.45%	Morgan Stanley	12/22/26	Monthly	USD	65,660	(3,108)
Legend Biotech Corp.	SOFR-0.20%	Morgan Stanley	12/22/26	Monthly	USD	12,756	300
LPP SA	SOFR-0.75%	Morgan Stanley	12/23/26	Monthly	USD	16,809	50
mBank SA	SOFR-0.75%	Morgan Stanley	12/23/26	Monthly	USD	8,253	215
Mega Financial Holding Co., Ltd.	SOFR-0.38%	Morgan Stanley	12/24/26	Monthly	USD	13,083	(682)
Naspers, Ltd.	SOFR+0.50%	Morgan Stanley	12/23/26	Monthly	USD	117,923	(723)
Nedbank Group, Ltd.	SOFR-0.50%	Morgan Stanley	1/22/27	Monthly	USD	23,469	536
NetEase Cloud Music, Inc.	SOFR-0.30%	Morgan Stanley	12/24/26	Monthly	USD	718	143
NH Investment & Securities Co., Ltd.	SOFR-0.40%	Morgan Stanley	12/22/26	Monthly	USD	61,892	(1,286)
NU Holdings, Ltd.	SOFR-0.20%	Morgan Stanley	12/22/26	Monthly	USD	134,995	(3,101)
Pepkor Holdings, Ltd.	SOFR-0.50%	Morgan Stanley	12/23/26	Monthly	USD	28,423	764
Petroleo Brasileiro SA - Petrobras	SOFR-0.20%	Morgan Stanley	12/22/26	Monthly	USD	152,764	(6,303)
Petroleo Brasileiro SA - Petrobras, SP Pref	SOFR-0.20%	Morgan Stanley	12/22/26	Monthly	USD	98,832	(4,709)
Ping An Insurance Group Co of China, Ltd.	SOFR-0.30%	Morgan Stanley	12/24/26	Monthly	USD	10,996	180
Postal Savings Bank of China Co., Ltd.	SOFR-0.30%	Morgan Stanley	12/24/26	Monthly	USD	65,661	(5,279)
Samsung Life Insurance Co., Ltd.	SOFR-0.40%	Morgan Stanley	12/22/26	Monthly	USD	56,403	(2,807)
Samsung SDI Co., Ltd.	SOFR-0.40%	Morgan Stanley	12/22/26	Monthly	USD	119,250	(20,637)
Saudi Arabian Mining Co.	SOFR-0.75%	Morgan Stanley	12/23/26	Monthly	USD	38,535	879
SK Square Co., Ltd.	SOFR-0.40%	Morgan Stanley	12/22/26	Monthly	USD	60,241	3,455
SK, Inc.	SOFR-0.40%	Morgan Stanley	12/22/26	Monthly	USD	25,644	575
Sociedad Quimica y Minera de Chile SA	SOFR-0.20%	Morgan Stanley	12/22/26	Monthly	USD	48,717	(301)
Standard Bank Group, Ltd.	SOFR-0.50%	Morgan Stanley	12/23/26	Monthly	USD	102,121	115
StoneCo., Ltd.	SOFR-0.20%	Morgan Stanley	12/22/26	Monthly	USD	51,855	(3,000)
Suzano SA	SOFR-0.40%	Morgan Stanley	12/22/26	Monthly	USD	28,939	(764)
Taiwan Mobile Co., Ltd.	SOFR-0.90%	Morgan Stanley	12/24/26	Monthly	USD	104,480	(1,503)
Tongcheng Travel Holdings, Ltd.	SOFR-0.30%	Morgan Stanley	12/24/26	Monthly	USD	8,170	797
TS Financial Holding Co., Ltd.	SOFR-0.47%	Morgan Stanley	12/24/26	Monthly	USD	154,764	(12,066)
Xpeng, Inc.	SOFR-0.59%	Morgan Stanley	12/22/26	Monthly	USD	6,000	325
Yankuang Energy Group Co., Ltd.	SOFR-1.13%	Morgan Stanley	12/24/26	Monthly	USD	6,395	(714)
Yum China Holdings, Inc.	SOFR-0.30%	Morgan Stanley	12/24/26	Monthly	USD	47,990	3,069
ZTO Express Cayman, Inc.	SOFR-0.20%	Morgan Stanley	12/22/26	Monthly	USD	3,613	39

							$(98,052)

(a)

For long positions, the Fund receives the total return of the underlying instrument and pays the financing rate. For short positions, the Fund pays the total return of the underlying instrument and receives the financing rate.

See accompanying notes to financial statements.	24

Man Active Trend Enhanced ETF

Schedule of Investments (Consolidated)

August 31, 2026

	Shares	Value
EXCHANGE-TRADED FUNDS — 50.1%

iShares Core S&P 500 ETF (Cost $17,709,844)	25,901	$19,962,937

	Principal Amount*
SHORT TERM INVESTMENTS — 28.0%

Sovereign — 28.0%
United States Treasury Bill(a) 3.685%, due 9/24/26	1,500,000	1,496,509
3.702%, due 10/22/26	1,500,000	1,492,071
3.702%, due 9/10/26	1,500,000	1,498,645
3.704%, due 10/29/26	5,250,000	5,218,321
3.854%, due 1/28/27	1,500,000	1,476,166

		11,181,712

Total Short Term Investments (Cost $11,183,479)		11,181,712

Total Investments — 78.1% (Cost $28,893,323)		$31,144,649
Other Assets and Liabilities, Net — 21.9%		8,729,244

Net Assets — 100.0%		$39,873,893

*	Principal amount denominated in USD unless otherwise noted.

(a)	Rate disclosed represents the discount rate at the time of purchase.

AUD	: Australian Dollar
CAD	: Canadian Dollar
CHF	: Swiss Franc
EUR	: Euro
GBP	: Great British Pound
JPY	: Japanese Yen
NZD	: New Zealand Dollar
USD	: United States Dollar

See accompanying notes to financial statements.	25

Man Active Trend Enhanced ETF

Schedule of Investments (Consolidated) (Continued)

August 31, 2026

Forward Foreign Currency Contracts Outstanding as of August 31, 2026:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation

HSBC Securities	9/1/26	AUD	800,000	USD	573,201	$–	$(79)

BNP Paribas	9/1/26	EUR	200,000	USD	231,789	–	(520)

HSBC Securities	9/1/26	GBP	200,000	USD	271,812	813	–

HSBC Securities	9/1/26	JPY	10,000,000	USD	62,631	33	–

HSBC Securities	9/1/26	NZD	100,000	USD	59,152	–	(12)

HSBC Securities	9/1/26	USD	575,547	AUD	800,000	–	(2,267)

BNP Paribas	9/1/26	USD	232,933	EUR	200,000	–	(623)

HSBC Securities	9/1/26	USD	271,756	GBP	200,000	–	(757)

HSBC Securities	9/1/26	USD	62,548	JPY	10,000,000	50	–

HSBC Securities	9/1/26	USD	59,494	NZD	100,000	–	(329)

HSBC Securities	9/2/26	USD	286,476	AUD	400,000	164	–

HSBC Securities	9/2/26	USD	407,430	GBP	300,000	–	(931)

HSBC Securities	9/2/26	USD	59,159	NZD	100,000	6	–

HSBC Securities	9/9/26	AUD	200,000	USD	139,305	–	(3,997)

HSBC Securities	9/9/26	USD	10,722,212	AUD	15,200,000	168,690	–

HSBC Securities	9/9/26	USD	2,082,238	AUD	2,900,000	–	(4,368)

BNP Paribas	9/17/26	EUR	259,000	USD	299,012	–	(2,029)

HSBC Securities	9/17/26	GBP	234,000	USD	316,220	–	(856)

BNP Paribas	9/17/26	USD	368,674	EUR	315,000	–	(2,543)

HSBC Securities	9/30/26	JPY	1,660,000,000	USD	10,445,196	29,117	–

HSBC Securities	9/30/26	JPY	280,000,000	USD	1,737,039	–	(19,889)

HSBC Securities	9/30/26	USD	3,882,001	JPY	630,000,000	71,090	–

HSBC Securities	9/30/26	USD	3,305,438	JPY	520,000,000	–	(42,569)

BNP Paribas	10/8/26	EUR	1,572,510	USD	1,803,330	–	(25,946)

BNP Paribas	10/8/26	EUR	13,727,490	USD	15,749,439	–	(219,536)

HSBC Securities	10/8/26	NZD	2,100,000	USD	1,236,021	–	(7,714)

BNP Paribas	10/8/26	USD	5,555,614	EUR	4,800,000	28,151	–

BNP Paribas	10/8/26	USD	7,717,584	EUR	6,600,000	–	(39,907)

HSBC Securities	10/8/26	USD	4,350,571	GBP	3,223,745	17,845	–

HSBC Securities	10/8/26	USD	4,460,586	GBP	3,276,255	–	(21,016)

HSBC Securities	10/8/26	USD	470,806	NZD	800,000	2,999	–

HSBC Securities	10/8/26	USD	1,432,057	NZD	2,400,000	–	(10,648)

HSBC Securities	11/13/26	CAD	2,001,194	USD	1,449,038	82	–

HSBC Securities	11/13/26	CAD	1,698,806	USD	1,229,968	–	(46)

Royal Bank of Scotland	11/13/26	CHF	1,700,000	USD	2,133,567	12,757	–

HSBC Securities	11/13/26	USD	506,256	CAD	700,000	577	–

HSBC Securities	12/15/26	CAD	5,700,000	USD	4,160,591	27,286	–

Total unrealized appreciation/(depreciation)						$359,660	$(406,582)

See accompanying notes to financial statements.	26

Man Active Trend Enhanced ETF

Schedule of Investments (Consolidated) (Continued)

August 31, 2026

Open futures Contracts Outstanding as of August 31, 2026:

Type	Expiration Date	Number of Contracts Purchased/ (Sold)	Notional Value as of August 31, 2026	Unrealized Appreciation/ (Depreciation)

Long position contracts:

Brent Crude	9/30/26	18	$1,628,820	$13,840

Copper	12/29/26	19	3,176,563	72,375

DAX Index	9/18/26	6	4,586,837	98,942

EURO STOXX 50 Index	9/18/26	70	5,233,820	54,344

FTSE 100 Index	9/18/26	34	4,992,127	73,007

Gold 100 Oz	12/29/26	6	2,688,900	(81,680)

NASDAQ 100 E-Mini Index	9/18/26	5	2,951,300	(49,568)

Russell 2000 E-Mini Index	9/18/26	32	4,733,920	(45,585)

S&P 500 E-Mini Index	9/18/26	80	30,796,000	654,461

Silver	12/29/26	2	669,900	(8,575)

TOPIX Index	9/11/26	10	2,607,825	123,841

WTI Crude	9/22/26	17	1,457,920	87,412

				$992,814

Short position contracts:

Euro-Bobl 5-Year	9/8/26	(184)	$(24,215,026)	$163,616

Euro-Bund	9/8/26	(133)	(19,041,932)	201,528

Long Gilt	12/29/26	(29)	(3,384,859)	5,989

U.S. Treasury 10-Year Note	12/21/26	(178)	(19,162,812)	146,719

U.S. Treasury 5-Year Note	12/31/26	(177)	(18,709,453)	117,301

U.S. Treasury Long Bond	12/21/26	(60)	(6,517,500)	59,867

U.S. Treasury Ultra Long Term Bond	12/21/26	(51)	(5,611,594)	62,047

				$757,067

Total unrealized appreciation/(depreciation)				$1,749,881

See accompanying notes to financial statements.	27

Man ETF Series Trust

Statements of Assets and Liabilities

August 31, 2026

	Man Active Income ETF	Man Active High Yield ETF	Man Active Emerging Markets Alternative ETF	Man Active Trend Enhanced ETF (Consolidated)
Assets

Investments in securities, at fair value (Cost: $21,517,979, $32,623,256, $11,373,573 and $28,893,323, respectively)	$21,681,472	$32,708,462	$11,366,324	$31,144,649
Cash	681,015	933,621	493,695	2,073,907
Foreign currency (Cost: $–, $135,147, $360 and $–, respectively)	–	135,014	360	–
Cash segregated as collateral pledged	2,266	447	2,428	611,921
Deposit at broker	–	–	74,445	6,295,099
Due from broker	–	15,803	2,255	–
Upfront premium paid on swap contracts	–	25,331	–	–
Receivable for investments sold	631,296	1,125,593	503,790	–
Interest receivable	362,880	652,677	–	–
Dividend receivable	34,674	–	15,097	–
Unrealized appreciation on swap transactions	23,569	18,549	317,709	–
Unrealized appreciation on forward foreign currency contracts	21,133	4,631	–	359,660
Reclaims receivable	763	–	–	–

Total assets	23,439,068	35,620,128	12,776,103	40,485,236

Liabilities
Payable for investments purchased	1,406,719	2,601,304	10,205	170,515
Foreign currency due to custodian	85,494	–	–	–
Unrealized depreciation on forward foreign currency contracts	42,133	69,281	–	406,582
Due to broker	3,647	1,707	–	2,231
Investment advisory fees payable	15,713	19,132	8,847	32,015
Unrealized depreciation on swap transactions	4,898	–	219,174	–
Accrued expenses and other liabilities	–	–	10,947	–

Total liabilities	1,558,604	2,691,424	249,173	611,343

Net assets	$21,880,464	$32,928,704	$12,526,930	$39,873,893

Composition of Net Assets
Paid-in capital	$21,064,018	$31,946,426	$10,006,100	$34,108,756
Total distributable earnings / (accumulated loss)	816,446	982,278	2,520,830	5,765,137

Net Assets	$21,880,464	$32,928,704	$12,526,930	$39,873,893

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	840,001	1,264,000	400,004	1,280,004
Net Asset Value Per Share	$26.05	$26.05	$31.32	$31.15

See accompanying notes to financial statements.	28

Man ETF Series Trust

Statements of Operations

Period Ended August 31, 2026

	Man Active Income ETF	Man Active High Yield ETF	Man Active Emerging Markets Alternative ETF	Man Active Trend Enhanced ETF (Consolidated)
	For the Period September 16, 2025(a) to August 31, 2026	For the Period September 16, 2025(a) to August 31, 2026	For the Period December 16, 2025(a) to August 31, 2026	For the Period December 16, 2025(a) to August 31, 2026
Investment income
Interest income	$1,463,624	$1,807,527	$150,189	$418,178
Dividend income (net of withholding tax of $–, $–, $5,614 and $–, respectively)	18,192	–	80,781	96,134

Total investment income	1,481,816	1,807,527	230,970	514,312

Expenses
Investment advisory fees	$171,723	$142,264	$69,868	$244,302

Total expenses	171,723	142,264	69,868	244,302

Net investment income	1,310,093	1,665,263	161,102	270,010

Realized gain / (loss) and unrealized appreciation / (depreciation)

Net realized gain / (loss) from:
Investment securities	116,132	238,551	(129,911)	(8,722)
Swap transactions	63,234	14,991	2,434,231	–
Futures contracts	22,828	–	–	3,858,948
Forward foreign currency contracts	300,295	264,961	14	(354,681)
Foreign currency transactions	(151,086)	(138,901)	(252)	(7,331)

Net realized gain	351,403	379,602	2,304,082	3,488,214

Net change in net unrealized appreciation / (depreciation) on:
Investment securities	163,493	85,206	(7,249)	2,251,326
Swap transactions	18,671	18,549	98,535	–
Futures contracts	–	–	–	1,749,881
Forward foreign currency contracts	(21,000)	(64,650)	–	(46,922)
Foreign currency translations	225	1,541	–	3,563

Net change in net unrealized appreciation	161,389	40,646	91,286	3,957,848

Net realized gain / (loss) and unrealized appreciation / (depreciation)	512,792	420,248	2,395,368	7,446,062

Net increase / (decrease) in net assets resulting from operations	$1,822,885	$2,085,511	$2,556,470	$7,716,072

(a)	Commencement of operations.

See accompanying notes to financial statements.	29

Man ETF Series Trust

Statements of Changes in Net Assets

	Man Active Income ETF	Man Active High Yield ETF	Man Active Emerging Markets Alternative ETF	Man Active Trend Enhanced ETF (Consolidated)
	For the Period September 16, 2025* to August 31, 2026	For the Period September 16, 2025* to August 31, 2026	For the Period December 16, 2025* to August 31, 2026	For the Period December 16, 2025* to August 31, 2026
Increase / (decrease) in net assets from:
Operations
Net investment income	$1,310,093	$1,665,263	$161,102	$270,010
Net realized gain	351,403	379,602	2,304,082	3,488,214
Net change in net unrealized appreciation	161,389	40,646	91,286	3,957,848

Net increase / (decrease) in net assets resulting from operations	1,822,885	2,085,511	2,556,470	7,716,072

Distributions to Shareholders	(1,006,439)	(1,103,233)	(35,640)	–

Capital Share Transactions
Proceeds from shares created	21,064,018	31,846,426	10,006,100	32,157,821
Cost of shares redeemed	–	–	–	–

Net increase / (decrease) in net assets from capital share transactions	21,064,018	31,846,426	10,006,100	32,157,821

Total net increase / (decrease) in net assets	21,880,464	32,828,704	12,526,930	39,873,893

Net Assets
Beginning of period	–	100,000(a)	–	–

End of period	$21,880,464	$32,928,704	$12,526,930	$39,873,893

*	Commencement of operations.
(a)	There were no operations between the initial capitalization of the Fund on September 2, 2025 with $100,000 and the initial public investment and commencement of operations on September 16, 2025.

See accompanying notes to financial statements.	30

Man ETF Series Trust

Financial Highlights

Man Active Income ETF

Selected Data for a Share of Capital Stock Outstanding

	For the Period September 16, 2025(a) to August 31, 2026
Net asset value per share, beginning of period	$25.00

Income from Investment Operations
Net investment income(b)(c)	1.57
Net realized and unrealized gain / (loss)(b)	0.68

Net increase / (decrease) in net assets resulting from investment operations	2.25

Distributions from:
Net investment income	(1.20)

Net asset value per share, end of period	$26.05

Market price, end of period	$26.08

Total Return
Total investment return based on net asset value(d)	9.24%
Total investment return based on market price(e)	9.36%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$21,880
Ratio to average net assets of:
Expenses	0.85	%(f)
Net investment income / (loss)(c)	6.48	%(f)
Portfolio turnover rate(g)	128%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period less than one year is not annualized.

(e)

The market price return is calculated using the official closing price of the Fund’s shares on its primary listing exchange. Total market price return calculated for a period less than one year is not annualized.

(f)	Annualized.
(g)

Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See accompanying notes to financial statements.	31

Man ETF Series Trust

Financial Highlights (Continued)

Man Active High Yield ETF

Selected Data for a Share of Capital Stock Outstanding

	For the Period September 16, 2025(a) to August 31, 2026
Net asset value per share, beginning of period	$25.00

Income from Investment Operations
Net investment income(b)(c)	1.94
Net realized and unrealized gain / (loss)(b)	0.45

Net increase / (decrease) in net assets resulting from investment operations	2.39

Distributions from:
Net investment income	(1.34)

Net asset value per share, end of period	$26.05

Market price, end of period	$26.11

Total Return
Total investment return based on net asset value(d)	9.91%
Total investment return based on market price(e)	10.14%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$32,929
Ratio to average net assets of:
Expenses	0.69	%(f)
Net investment income / (loss)(c)	8.08	%(f)
Portfolio turnover rate(g)	118%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period less than one year is not annualized.

(e)

The market price return is calculated using the official closing price of the Fund’s shares on its primary listing exchange. Total market price return calculated for a period less than one year is not annualized.

(f)	Annualized.
(g)

Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See accompanying notes to financial statements.	32

Man ETF Series Trust

Financial Highlights (Continued)

Man Active Emerging Markets Alternative ETF

Selected Data for a Share of Capital Stock Outstanding

	For the Period December 16, 2025(a) to August 31, 2026
Net asset value per share, beginning of period	$25.00

Income from Investment Operations
Net investment income(b)(c)	0.40
Net realized and unrealized gain / (loss)(b)	6.01

Net increase / (decrease) in net assets resulting from investment operations	6.41

Distributions from:
Net investment income	(0.09)

Net asset value per share, end of period	$31.32

Market price, end of period	$31.27

Total Return
Total investment return based on net asset value(d)	25.64%
Total investment return based on market price(e)	25.44%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$12,527
Ratio to average net assets of:
Expenses	0.85	%(f)
Net investment income / (loss)(c)	1.96	%(f)
Portfolio turnover rate(g)	40%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period less than one year is not annualized.

(e)

The market price return is calculated using the official closing price of the Fund’s shares on its primary listing exchange. Total market price return calculated for a period less than one year is not annualized.

(f)	Annualized.
(g)

Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See accompanying notes to financial statements.	33

Man ETF Series Trust

Financial Highlights (Continued)

Man Active Trend Enhanced ETF (Consolidated)

Selected Data for a Share of Capital Stock Outstanding

	For the Period December 16, 2025(a) to August 31, 2026
Net asset value per share, beginning of period	$25.00

Income from Investment Operations
Net investment income(b)(c)	0.21
Net realized and unrealized gain / (loss)(b)	5.94

Net increase / (decrease) in net assets resulting from investment operations	6.15

Net asset value per share, end of period	$31.15

Market price, end of period	$31.18

Total Return
Total investment return based on net asset value(d)	24.60%
Total investment return based on market price(e)	24.72%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$39,874
Ratio to average net assets of:
Expenses	0.95	%(f)
Net investment income / (loss)(c)	1.05	%(f)
Portfolio turnover rate(g)	71%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period less than one year is not annualized.

(e)

The market price return is calculated using the official closing price of the Fund’s shares on its primary listing exchange. Total market price return calculated for a period less than one year is not annualized.

(f)	Annualized.
(g)

Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See accompanying notes to financial statements.	34

Man ETF Series Trust

Notes to Financial Statements

August 31, 2026

1. Organization

Man ETF Series Trust (the “Trust”) was organized as a Delaware statutory trust on March 10, 2025 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of August 31, 2026, the Trust consists of Man Active Income ETF, Man Active High Yield ETF, Man Active Emerging Markets Alternative ETF, and Man Active Trend Enhanced ETF (individually a “Fund”, collectively the “Funds”). Each Fund is a non-diversified series of the Trust. The following table provides information about the Funds’ commencement of operations date and principal investment objectives:

ETF	Commencement of Operations Date	Investment Objective

Man Active Income ETF (MANI)	September 16, 2025	Provide Current Income

Man Active High Yield ETF (MHY)	September 16, 2025	Provide Income and Capital Growth over the medium to long term

Man Active Emerging Markets Alternative ETF (MEMA)	December 16, 2025	Provide Capital Growth over the medium to long term

Man Active Trend Enhanced ETF (MATE)	December 16, 2025	Provide Capital Growth

Man Solutions LLC (the “Adviser”) serves as the investment adviser to the Funds pursuant to the investment advisory agreement with the Trust (the “Advisory Agreement”). The Adviser has entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with each of GLG Partners LP, Numeric Investors LLC and AHL Partners LLP (each a “Sub-Adviser” and together the “Sub-Advisers” or “the Sub-Adviser”) to manage, on a daily basis, the assets of Man Active Income ETF, Man Active High Yield ETF, Man Active Emerging Markets Alternative ETF, and Man Active Trend Enhanced ETF, as applicable.

2. Cayman Subsidiary

The Man Active Trend Enhanced ETF gains exposure to the commodities futures markets by investing through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, MATE Cayman Holdings, LLC (the “Subsidiary”), that is advised by the Sub-Adviser, AHL Partners LLP. The Fund invests in the Subsidiary in a manner as permitted under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Subsidiary invests primarily in commodity-linked derivative instruments, such as commodity futures, forwards and swaps, and other investments and cash instruments to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary generally invests in commodities futures contracts and other derivative instruments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary complies with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary is subject to the same fundamental investment restrictions and follows the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary does not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the Fund is the sole investor, it maintains controlling financial interest in and directs all activity that impacts economic performance of the Subsidiary. The financial statements of the Subsidiary are consolidated with the Fund’s financial statements and all intercompany balances are eliminated in consolidation.

3. Significant Accounting Policies

The Funds’ financial statements have been prepared in conformity with United States generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. Dollars.

Management has determined that each Fund is a management investment company in conformity with U.S. GAAP and follows the accounting and reporting guidance for investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies (“ASC 946”).

Use of Accounting Judgements and Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Operating Segments

The Funds follow FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The President of the Trust acts as the Funds’ chief operating decision maker (“CODM”) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers

35

Man ETF Series Trust

Notes to Financial Statements (Continued)

August 31, 2026

as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

Investment Transactions and Related Investment Income and Expenses

Securities transactions are accounted for in the financial statements on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date or, if later, when the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Expenses are recognized on an accrual basis.

Share Valuation

The net asset value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The NAV per share of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. Eastern time.

Foreign Currency

The fair value of investment securities and other assets and liabilities of the Funds denominated in foreign currencies are translated into U.S. dollars at the current exchange rate on the valuation date. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

The Funds do not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized gain / (loss) and unrealized appreciation / (depreciation) from investment securities.

With respect to the Man Active Emerging Markets Alternative ETF, any assets and liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m. London time on the date of the valuation as quoted by one or more sources.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities other than investments in securities at the reporting date, resulting from changes in the exchange rates.

Realized Gain / (Loss) and Unrealized Appreciation / (Depreciation)

All realized gains and losses and changes in unrealized appreciation / (depreciation) on investments in securities, derivatives, and foreign currency are included in net realized gain / (loss) and net change in unrealized appreciation / (depreciation) on investment securities, swap transactions, futures contracts, forward foreign currency contracts, and foreign currency transactions/translations in the Statements of Operations. Unrealized appreciation and depreciation comprise of changes in the fair value of financial instruments for the current period and from reversal of prior period’s unrealized appreciation and depreciation, if applicable for financial instruments which were realized in the current financial period. Realized gains and losses represent the difference between an instrument’s initial carrying amount and disposal amount, or cash payments or receipts made in respect of derivative contracts (excluding payments or receipts on collateral margin accounts for such instruments). The cost of securities sold is accounted for on a specific identification basis. Transaction costs or incremental costs directly attributable to the acquisition, issue or disposal of a financial asset or financial liability are included in net realized gain / (loss) and net change in unrealized appreciation / (depreciation) on investment securities, swap transactions, futures contracts, forward foreign currency contracts, and foreign currency transactions/translations in the Statements of Operations.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid quarterly for the Man Active Income ETF and the Man Active High Yield ETF. The Man Active Emerging Markets Alternative ETF declares and pays dividends, if any, semi-annually and the Man Active Trend Enhanced ETF declares and pays dividends, if any, annually. Distributable net realized capital gains of the Funds, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Cash

The Funds may maintain cash at their custodian which, at times, may exceed United States federally insured limits. The Funds maintain these balances with a high-quality financial institution in interest bearing accounts. The Funds may incur charges on cash overdrafts.

Federal Income Tax

Each Fund intends to qualify as a RIC under Subchapter M of the Code. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Funds will file for claims on foreign taxes withheld. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended August 31, 2026, the Funds did not incur any interest or penalties.

36

Man ETF Series Trust

Notes to Financial Statements (Continued)

August 31, 2026

Indemnification

Under the Funds’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds shall enter into contracts that contain a variety of representations and that provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds. However, based on experience, management expects the risk of loss to be remote.

4. Investment Advisory Agreement and Other Services

Under the Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advisory services to the Funds. For such investment advisory services, the Funds have agreed to pay the Adviser a unitary investment advisory fee payable at the annual rate equal to the percentage of each of the respective Funds’ average daily net assets set forth in the table below:

ETF	Unitary Fee
Man Active Income ETF	0.85%
Man Active High Yield ETF	0.69%
Man Active Emerging Markets Alternative ETF	0.85%
Man Active Trend Enhanced ETF	0.95%

In addition, the Adviser has contractually agreed to pay all expenses incurred by, and appropriately allocated to, the Funds except for the investment advisory fee; investment-related costs (such as interest charges on any borrowings, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments); taxes; proxy and shareholder meeting expenses (unless the need for a shareholder meeting is caused by the Adviser, such as a change of control of the Adviser); fees and expenses related to the provision of securities lending services; acquired fund fees and expenses (other than management and shareholder service fees paid to the Adviser attributable to the Funds’ investment in such acquired funds); legal fees or expenses in connection with any arbitration, litigation, or pending or threatened arbitration or litigation, including any settlements in connection therewith; legal fees incurred at the request or direction of a Fund service provider other than the Adviser; extraordinary (as mutually determined by the Funds’ Board of Trustees (the “Board”) and the Adviser) or non-recurring expenses not incurred in the ordinary course of the Funds’ business; and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Funds have adopted a Distribution (12b-1) Plan pursuant to which each Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by each Fund. Each Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Board.

The Bank of New York Mellon (“BNY”) serves as administrator, custodian and transfer agent for the Funds. BNY maintains all necessary records of the Funds.

5. Fair Value of Financial Instruments

Securities listed on a securities exchange (i.e., exchange-traded equity securities), market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ stock market (“NASDAQ”)), including securities traded over the counter, are valued by the Funds’ or each Fund’s independent pricing agents at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Funds’ NAV or each Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, the Adviser will determine the security’s fair value using appropriate fair value methodologies in accordance with the Trust’s valuation policies and procedures approved by the Board. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek or each Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two.

Any investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued in the same manner as other exchange-traded equity securities (described above).

Fixed-income securities (including term loans and convertible securities) are normally valued on the basis of prices provided by independent pricing services in accordance with the Trust’s valuation policies and procedures approved by the Board which will typically be at the mid price between the bid and ask for certain markets. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of debt securities and would not rely exclusively on quoted prices. Pricing services generally value fixed-income securities assuming orderly transactions of institutional round lot size, but the Funds may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly.

Futures contracts are valued at the settlement price established each day by the board or exchange on which they are traded, or at the last reported sale price if a settlement price is not available. Foreign currency forward contracts are valued at interpolated foreign exchange rates based on spot and forward rates provided by an independent pricing service. Total return swaps are valued based on the change in market value of the underlying reference asset or index, and reflect the net difference between the return on the reference asset and the accrued financing rate under the contract. Other derivative instruments for which no exchange price is readily available are valued based on prices provided by an independent pricing service, a valuation vendor, or a broker quote.

The Board has designated the Adviser as the Valuation Designee (the “Designee”) for the Funds under Rule 2a-5 of the 1940 Act, subject to its oversight. The Adviser has adopted procedures and methodologies to fair value Fund investments whose market prices are not readily available or are deemed to be unreliable. For example, such circumstances may arise when: (i) an investment has been delisted or has had its trading halted or suspended; (ii) an investment’s primary pricing source is unable or unwilling to provide a price; (iii) an investment’s primary trading market is closed during regular market

37

Man ETF Series Trust

Notes to Financial Statements (Continued)

August 31, 2026

hours; or (iv) an investment’s value is materially affected by events occurring after the close of the investment’s primary trading market. Generally, when fair valuing an investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the investment, general and/or specific market conditions, and the specific facts giving rise to the need to fair value the investment. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.

Securities for which market prices are not “readily available,” or for which market prices are not deemed to reflect current market values, or that are debt securities where no evaluated price is available from the Trust’s third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Trust’s valuation policies and procedures approved by the Board. Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to, the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time.

In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that trade outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser or Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which the Funds calculate their NAV, it will notify the Funds’ administrator and may request that an ad hoc meeting of the Designee be called. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security may be materially different than the value that could actually be realized upon the sale of the security or than that of another fund that uses market quotations or its own fair value procedures to price the same securities.

Trading in securities on many foreign exchanges is normally completed before the close of business on each day that the New York Stock Exchange is scheduled to be open for business (a “Business Day”). In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which the Funds’ NAV is not calculated and on which the Funds’ shares do not trade, and sales and redemptions of shares do not occur. As a result, the value of the Funds’ portfolio securities and the net asset value of its shares may change on days when share purchases or sales cannot occur.

Each Fund utilizes various methods to measure the fair value of all its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2026 for each Fund’s investments measured at fair value:

38

Man ETF Series Trust

Notes to Financial Statements (Continued)

August 31, 2026

Man Active Income ETF

Assets	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$1,305,289	$—	$1,305,289

Bank Loans	—	4,948,137	—	4,948,137

Collateralized Loan Obligations	—	250,660	—	250,660

Corporate Bonds	—	13,153,896	—	13,153,896

Mortgage-Backed Securities	—	330,532	—	330,532

Preferred Stocks	1,050,324	—	—	1,050,324

Short Term Investments	—	642,634	—	642,634

Total Investments in Securities	$1,050,324	$20,631,148	$—	$21,681,472

Derivative Financial Instruments:
Forward Foreign Currency Contracts	—	21,133	—	21,133
Total Return Swaps	—	23,569	—	23,569

Total Derivative Financial Instruments	$—	$44,702	$—	$44,702
Total Investments in Securities and Derivative Financial Instruments	$1,050,324	$20,675,850	$—	$21,726,174

Liabilities

Derivative Financial Instruments:

Forward Foreign Currency Contracts	—	(42,133)	—	(42,133)

Total Return Swaps	—	(4,898)	—	(4,898)

Total Derivative Financial Instruments	$—	$(47,031)	$—	$(47,031)

TOTAL	$1,050,324	$20,628,819	$—	$21,679,143

Man Active High Yield ETF

Assets	Level 1	Level 2	Level 3	Total

Bank Loans	$—	$8,221,872	$—	$8,221,872

Corporate Bonds	—	23,786,730	—	23,786,730

Short Term Investments	—	699,860	—	699,860

Total Investments in Securities	$—	$32,708,462	$—	$32,708,462

Derivative Financial Instruments:

Forward Foreign Currency Contracts	—	4,631	—	4,631

Credit Default Swaps	—	763	—	763

Total Return Swaps	—	17,786	—	17,786

Total Derivative Financial Instruments	$—	$23,180	$—	$23,180

Total Investments in Securities and Derivative Financial Instruments	$—	$32,731,642	$—	$32,731,642

Liabilities

Derivative Financial Instruments:

Forward Foreign Currency Contracts	—	(69,281)	—	(69,281)

TOTAL	$—	$32,662,361	$—	$32,662,361

39

Man ETF Series Trust

Notes to Financial Statements (Continued)

August 31, 2026

	$	$	$	$

Man Active Emerging Markets Alternative ETF
Assets	Level 1	Level 2	Level 3	Total

Common Stocks	$4,728,581	$—	$—	$4,728,581

Short Term Investments	—	6,637,743	—	6,637,743

Total Investments in Securities	$4,728,581	$6,637,743	$—	$11,366,324

Derivative Financial Instruments:

Total Return Swaps	—	317,709	—	317,709

Total Investments in Securities and Derivative Financial Instruments	$4,728,581	$6,955,452	$—	$11,684,033

Liabilities

Derivative Financial Instruments:

Total Return Swaps	—	(219,174)	—	(219,174)

TOTAL	$4,728,581	$6,736,278	$—	$11,464,859

Man Active Trend Enhanced ETF
Assets	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$19,962,937	$—	$—	$19,962,937

Short Term Investments	—	11,181,712	—	11,181,712

Total Investments in Securities	$19,962,937	$11,181,712	$—	$31,144,649

Derivative Financial Instruments:
Forward Foreign Currency Contracts	—	359,660	—	359,660

Futures Contracts*	1,935,289	—	—	1,935,289

Total Derivative Financial Instruments	$1,935,289	$359,660	$—	$2,294,949

Total Investments in Securities and Derivative Financial Instruments	$21,898,226	$11,541,372	$—	$33,439,598

Liabilities

Derivative Financial Instruments:

Forward Foreign Currency Contracts	—	(406,582)	—	(406,582)

Futures Contracts*	(185,408)	—	—	(185,408)

Total Derivative Financial Instruments	$(185,408)	$(406,582)	$—	$(591,990)

TOTAL	$21,712,818	$11,134,790	$—	$32,847,608

*	Includes cumulative unrealized appreciation/(depreciation) as reported in the Schedule of Investments.

The Funds did not hold any Level 3 securities as of August 31, 2026.

6. Derivative Financial Instruments

Forward Foreign Currency Contracts

As foreign securities are purchased, a Fund may enter into forward currency contracts in order to hedge against foreign currency exchange rate risks. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed, and a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gain/(loss) from forward foreign currency contracts in the Statements of Operations.

The Man Active Trend Enhanced ETF’s trend following strategy seeks to identify and take advantage of certain trends in forward currency markets. Under normal circumstances, the Fund will invest in forward currency contracts in foreign exchange markets.

The average market value of forward foreign currency exchange contracts bought and sold during the period ended August 31, 2026, was $1,757,874 and $8,523,735, respectively, for the Man Active Income ETF, $1,065,568 and $9,161,293, respectively, for the Man Active High Yield ETF, $471 and $250, respectively for the Man Active Emerging Markets Alternative ETF, and $34,451,477 and $30,032,244, respectively, for the Man Active Trend Enhanced ETF. Open forward foreign currency exchange contracts outstanding as of August 31, 2026, are listed in the Funds’ Schedules of Investments.

40

Man ETF Series Trust

Notes to Financial Statements (Continued)

August 31, 2026

For the period ended August 31, 2026, net realized gain / (loss) and the net unrealized appreciation / (depreciation) on forward foreign currency contracts subject to currency risk, as disclosed in the Statements of Operations, are as follows:

ETF	Risk Type		Realized Gain / (Loss)		Net Unrealized Appreciation / (Depreciation)
Man Active Income ETF	Foreign Exchange	$	300,295	$	(21,000)
Man Active High Yield ETF	Foreign Exchange		264,961		(64,650)
Man Active Emerging Markets Alternative ETF	Foreign Exchange		14		–
Man Active Trend Enhanced ETF	Foreign Exchange		(354,681)		(46,922)

Futures Contracts

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may sell futures contracts to hedge against market risk, foreign currency exchange rate risks and to reduce return volatility. Futures are standardized exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold, and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Funds may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Funds’ volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. These amounts are disclosed on the Statements of Assets and Liabilities as Deposit at Brokers when applicable. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The average notional values of long position and short position futures contracts open during the period ended August 31, 2026, were $0 and $181,230, respectively, for the Man Active Income ETF, and $63,958,288 and $52,054,278, respectively, for the Man Active Trend Enhanced ETF. Open futures contracts outstanding as of August 31, 2026, are listed in the Funds’ Schedules of Investments.

For the period ended August 31, 2026, net realized gain / (loss) and the net unrealized appreciation / (depreciation) on futures contracts by risk type, as disclosed in the Statements of Operations, are as follows:

ETF	Risk Type		Net Realized Gain / (Loss)		Net Unrealized Appreciation / (Depreciation)
Man Active Income ETF	Interest Rate	$	22,828	$	–
Man Active Trend Enhanced ETF	Equity		2,153,227		909,442
Man Active Trend Enhanced ETF	Commodity		2,706,943		83,372
Man Active Trend Enhanced ETF	Interest Rate		(1,001,222)		757,067

Swap Agreements

Certain Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. These Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. In a standard over-the-counter (“OTC”) swap, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” (i.e., the return or increase in value of a particular dollar amount invested in a “basket” of securities, representing a particular index or industry sectors) of predetermined investments or instruments.

The swaps in which a Fund may invest may be centrally cleared or bi-laterally traded. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of a swap agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as

41

Man ETF Series Trust

Notes to Financial Statements (Continued)

August 31, 2026

a component of unrealized gain or loss on the Statements of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on the trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. Swap agreements involve, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Each Fund’s maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

Swaps may involve greater risks than direct investments in securities because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk, credit risk and pricing risk, each of which individually and collectively, may have a considerable impact on the performance of a Fund. Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease counterparty risk and increase market liquidity, exchange-trading and clearing do not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the clearing broker or the clearinghouse.

The average notional values of total return swaps open during the period ended August 31, 2026, were $1,682,092 for the Man Active Income ETF, $517,034 for the Man Active High Yield ETF, and $13,598,955 for the Man Active Emerging Markets Alternative ETF. The average notional values of credit default swaps sell protection open during the period ended August 31, 2026, were $250,750 for the Man Active High Yield ETF. Open swap contracts outstanding as of August 31, 2026, are listed in the Funds’ Schedules of Investments.

For the period ended August 31, 2026, net realized gain / (loss) and the net unrealized appreciation / (depreciation) on swap agreements by risk type, as disclosed in the Statements of Operations, are as follows:

ETF	Risk Type		Net Realized Gain / (Loss)		Net Unrealized Appreciation / (Depreciation)
Man Active Income ETF	Credit	$	63,234	$	18,671
Man Active High Yield ETF	Credit		14,991		18,549
Man Active Emerging Markets Alternative ETF	Equity		2,434,231		98,535

Master Netting Agreements and Collateral Requirements

Master Netting Agreements and Collateral Requirements Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of potential counterparties. The Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (“ISDA”) master agreements with certain counterparties. These agreements contain various provisions, including, but not limited to, collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to a Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded under the agreement, and to offset collateral held and/or posted, to one net amount payable by one party to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by a counterparty may result in an immediate payment by a Fund of any net liability owed to that counterparty under the ISDA master agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearinghouse for exchange-traded futures and centrally cleared swap contracts. Initial margin deposited is held directly at the clearing broker (outside of the custodian) in the form of cash and is reported as Deposit at broker in the Statements of Assets and Liabilities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required in accordance with the terms of the agreement, subject to applicable thresholds and minimum transfer amounts. Generally, collateral is determined at the close of business each day and any additional collateral required due to changes in derivative values is delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged by the Funds for OTC derivatives, if any, is held in segregated tri-party collateral/pledge accounts with the Funds’ custodian for the benefit of the counterparty and can be in the form of cash (reported as Cash segregated as collateral (pledged) in the Statements of Assets and Liabilities) and/or securities (noted in the Funds’ Schedules of Investments). To the extent that amounts due to the Funds from their counterparties are not subject to collateralization or are not fully collateralized, or to the extent the Funds have pledged collateral in excess of their net obligations, the Funds bear the risk of loss from counterparty non-performance.

The following tables present the Funds’ asset/liability derivatives available for offset under master netting agreements net of collateral pledged/(received) as of August 31, 2026:

42

Man ETF Series Trust

Notes to Financial Statements (Continued)

August 31, 2026

Fund	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Cash and Non-Cash Collateral Pledged	Net Amount of Derivatives Liabilities
Man Active Income ETF
The Bank of New York Mellon	$21,133	$(21,133)	$—	$—	$42,133	$(21,133)	$—	$(21,000)
JPMorgan Chase Bank	23,569	(4,898)	—	18,671	4,898	(4,898)	—	—

	$44,702	$(26,031)	$—	$18,671	$47,031	$(26,031)	$—	$(21,000)

Man Active High Yield ETF
The Bank of New York Mellon	$4,631	$(4,631)	$—	$—	$69,281	$(4,631)	$—	$(64,650)
JPMorgan Chase Bank	17,786	—	—	17,786	—	—	—	—

	$22,417	$(4,631)	$—	$17,786	$69,281	$(4,631)	$—	$(64,650)

Man Active Emerging Markets Alternative ETF
Morgan Stanley	$317,709	$(219,174)	$—	$98,535	$219,174	$(219,174)	$—	$—

Man Active Trend Enhanced ETF
BNP Paribas	$28,151	$(28,151)	$—	$—	$291,104	$(28,151)	$(262,953)	$—
HSBC Securities	318,752	(115,478)	—	203,274	115,478	(115,478)	—	—
Royal Bank of Scotland	12,757	—	—	12,757	—	—	—	—

	$359,660	$(143,629)	$—	$216,031	$406,582	$(143,629)	$(262,953)	$—

Exchange-traded futures contracts and centrally cleared swap contracts are excluded from the tables above. In some instances, the collateral amounts disclosed in the tables above were limited to the net derivative asset or liability balance with the respective counterparty to avoid the effect of over-collateralization. Actual cash and/or securities collateral received or pledged may be more than the amounts disclosed herein. See the Schedules of Investments and Statements of Assets and Liabilities for actual amounts of securities and cash pledged as collateral as of August 31, 2026.

Impact of Derivatives on the Statements of Assets and Liabilities

The following table presents a summary of the location of derivative investments categorized by primary risk exposure on the Funds’ Statements of Assets and Liabilities as of August 31, 2026:

Asset Derivatives

Fund	Equity Risk	Commodity Risk	Credit Risk	Interest Risk	Forward Currency Contract Risk	Total
Man Active Income ETF
Unrealized appreciation on forward foreign currency contracts	$–	$–	$–	$–	$21,133	$21,133
Unrealized appreciation on swap transactions*	$–	$–	$23,569	$–	$–	$23,569
Man Active High Yield ETF
Unrealized appreciation on forward foreign currency contracts	$–	$–	$–	$–	$4,631	$4,631
Unrealized appreciation on swap transactions*.	$–	$–	$18,549	$–	$–	$18,549
Man Active Emerging Markets Alternative ETF
Unrealized appreciation on swap transactions*	$317,709	$–	$–	$–	$–	$317,709
Man Active Trend Enhanced ETF
Unrealized appreciation on forward foreign currency contracts	$–	$–	$–	$–	$359,660	$359,660
Unrealized appreciation on futures contracts*	$1,004,595	$173,627	$–	$757,067	$–	$1,935,289

43

Man ETF Series Trust

Notes to Financial Statements (Continued)

August 31, 2026

Liability Derivatives

Fund	Equity Risk	Commodity Risk	Credit Risk	Interest Risk	Forward Currency Contract Risk	Total
Man Active Income ETF
Unrealized depreciation on forward foreign currency contracts	$–	$–	$–	$–	$42,133	$42,133
Unrealized depreciation on swap transactions*	$–	$–	$4,898	$–	$–	$4,898
Man Active High Yield ETF
Unrealized depreciation on forward foreign currency contracts	$–	$–	$–	$–	$69,281	$69,281
Man Active Emerging Markets Alternative ETF
Unrealized depreciation on swap transactions*	$219,174	$–	$–	$–	$–	$219,174
Man Active Trend Enhanced ETF
Unrealized depreciation on forward foreign currency contracts	$–	$–	$–	$–	$406,582	$406,582
Unrealized depreciation on futures contracts*	$95,153	$90,255	$–	$–	$–	$185,408

* Includes cumulative unrealized appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Funds’ Schedules of Investments.

7. Organizational Expenses and Offering Costs

All costs relating to the organization and initial registration of the Funds are being borne by the Adviser. The Adviser has also agreed to pay all ongoing administrative costs of the Funds, excluding certain trading costs (see Note 4). These costs are not subject to recoupment from the Funds by the Adviser.

8. Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended August 31, 2026 were as follows:

Funds	Purchases	Sales
Man Active Income ETF	$45,051,519	$24,249,642
Man Active High Yield ETF	55,932,896	24,397,214
Man Active Emerging Markets Alternative ETF	7,100,493	2,236,194
Man Active Trend Enhanced ETF	29,739,742	13,063,251

Purchases and sales of in-kind transactions for the period ended August 31, 2026 were as follows:

Funds	Purchases In-Kind	Sales In-Kind
Man Active Trend Enhanced ETF	$1,058,718	$–

Principal Risks

The following chart identifies the principal risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

Principal Risk	Man Active Income ETF	Man Active High Yield ETF	Man Active Emerging Markets Alternative ETF	Man Active Trend Enhanced ETF

Bank Loan Risk	•	•

Cash Transactions Risk	•	•	•	•

Company Capitalization Risk			•

Concentration Risk			•

Counterparty Risk	•	•	•	•

Credit Risk	•	•		•

44

Man ETF Series Trust

Notes to Financial Statements (Continued)

August 31, 2026

Debt Securities Risk	•	•

Depositary Receipt Risk			•

Derivatives Risk	•	•	•	•

Distressed and Defaulted Securities Risk	•	•

Emerging Markets Risk	•	•	•	•

Equity Securities Risk	•	•	•	•

ETF Risk	•	•	•	•

Fixed-Income Securities Risk	•	•		•

Foreign Currency Risk	•	•	•	•

Foreign Investment Risk	•	•	•	•

Government and Agency Securities Risk	•			•

High Yield Securities Risk	•	•

Interest Rate Risk	•	•		•

Large-Cap Company Risk				•

Large Shareholder Risk	•	•

Leverage Risk	•	•	•	•

Liquidity Risk	•	•	•	•

Management Risk	•	•	•	•

Market Risk	•	•	•	•

Mortgage- and Asset-Backed Securities Risk	•	•

New Fund Risk	•	•	•	•

Non-Diversification Risk	•	•	•	•

Other Investment Company Risk	•	•	•	•

Portfolio Turnover Risk				•

Securitization Risk	•

Sovereign Debt Risk	•

Subordinated Debt Risk		•

Subsidiary Risk				•

Synthetic Short Exposure Risk			•

Tax Risk	•	•	•	•

Variable and Floating Rate Instrument Risk	•	•

The Funds are subject to a number of principal risks that may affect the value of their shares. The following risks of investing in the Funds are presented in alphabetical order and not in order of importance or potential exposure.

Bank Loan Risk

The market for bank loans may not be highly liquid and the Funds may have difficulty selling them. In connection with purchasing loan participations, the Funds generally will have no right to enforce compliance by borrowers with loan terms nor any set-off rights, and the Funds may not benefit directly from any posted collateral. As a result, the Funds may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.

45

Man ETF Series Trust

Notes to Financial Statements (Continued)

August 31, 2026

Cash Transactions Risk

The Funds currently intend to typically effect creation and redemptions via cash transactions, but the Trust reserves the right to require creations and redemption be effected in whole or in part “in-kind”. To the extent creations and redemptions are effected in cash, the Funds may be less tax-efficient than an investment in an ETF that does not elect to effect all creations and redemptions principally for cash. To the extent the Funds sell securities to meet some or all of a redemption request with cash, the Funds may incur taxable gains or losses that they might not have incurred had they made redemptions entirely in-kind. As a result, the Funds may pay out higher annual capital gain distributions than if the in-kind redemption process was used. Additionally, the Funds may incur additional brokerage costs related to buying and selling securities if the Funds utilize cash as part of a creation or redemption transaction than they would if the Funds had transacted entirely in-kind.

Company Capitalization Risk

The Funds may invest in companies with market capitalizations of any size, including small-capitalization and mid-capitalization (or “small-cap” and “mid-cap”) companies. The additional risks posed by small-cap and mid-cap companies could increase the volatility of the Funds’ portfolios and performance. Shareholders should expect that the value of the Funds’ shares will be more volatile than a fund that invests exclusively in large-cap companies.

Concentration Risk

If the Funds’ investments are focused in one or more industries or sectors of the economy, such as the financials and information technology sectors, such funds would be less broadly invested across industries or sectors than other funds. Concentrated funds tend to be more volatile than other funds, and the values of their investments tend to go up and down more rapidly. In addition, funds that invests in particular sectors are particularly susceptible to the impact of market, economic, political, regulatory, and other conditions and risks affecting those sectors. From time to time, a small number of companies may represent a large portion of a single sector.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or a derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds.

Credit Risk

Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security’s price to fall. The lower a security’s credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

Debt Securities Risk

Debt securities, including those rated investment grade, are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline, and the Funds could lose money. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by the Funds, the more the Funds are subject to this risk.

Depositary Receipt Risk

The Funds may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Funds’ portfolios are subject to fluctuations in foreign currency exchange rates that may affect the value of the Funds’ portfolios. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the Funds’ use of derivatives may result in losses to the Funds. Derivatives in which the Funds may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Funds will not correlate with the underlying assets or the Funds’ other investments in the manner intended. Non-centrally-cleared OTC derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central trading clearing counterparty resides with the Funds’ clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Funds’ ability to invest in derivatives, limit the Funds’ ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Funds’ performance. In addition, the Funds’ investments in derivatives are subject to the following risks:

•

Futures Contracts Risk- Risks of futures contracts include that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Man ETF Series Trust

Notes to Financial Statements (Continued)

August 31, 2026

•

Foreign Currency Forward Contracts Risk- Foreign currency forward contracts are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These contracts are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies and may fall in value due to foreign market downswings or foreign currency value fluctuations. Derivative contracts ordinarily have leverage inherent in their terms and low margin deposits normally required in trading derivatives permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Funds. The use of leveraged derivatives can magnify the Funds’ potential gain or loss and, therefore, amplify the effects of market volatility on the Funds’ share price.

•

Swaps Risk- Depending on their structure, swap agreements and options to enter into swap agreements (“swaptions”), both of which are types of derivatives, may increase or decrease the Funds’ exposure to long- or short-term interest rates, foreign currency values, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

•

Options Risk- The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values of option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. Options on single stocks may be cash- or physically-settled, depending upon the market in which they are traded.

Distressed and Defaulted Securities Risk

Distressed and defaulted securities are speculative and involve substantial risks in addition to the risks of investing in high yield securities. These securities may present a substantial risk of default or may be in default at the time of investment, requiring the Funds to incur additional costs.

Emerging Markets Risk

Emerging market securities typically present even greater exposure to the risks of foreign developed countries and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

Equity Securities Risk

The value of the Funds’ portfolio holdings may fluctuate in response to the risk that the prices of equity securities, including common stock, rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. Equity securities generally have greater price volatility than debt securities.

ETF Risk

Like other ETFs, the Funds, and any ETFs in which the Funds invest, are subject to the following risks:

•

Authorized Participants Concentration Risk- The Funds have a limited number of financial institutions that may act as authorized participants (i.e., large institutions that have entered into agreements with the distributor of the Funds’ shares and are authorized to transact in Creation Units (described below) with the Funds) (“Authorized Participants”). To the extent they exit the business or are otherwise unable to proceed in creation and redemption transactions with the Funds and no other Authorized Participant is able to step forward to create or redeem, shares of the Funds may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. This, in turn, could lead to wider spreads between the bid price (i.e., the highest price a buyer is willing to pay to purchase shares) and the ask price (i.e., the lowest price a seller is willing to accept for shares) of the Funds.

•

Premium/Discount Risk- There may be times when the market price of the Funds’ shares is more than the NAV intra-day (at a premium to NAV) or less than the NAV intra-day (at a discount to NAV). As a result, shareholders of the Funds may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, bid-ask spreads (as defined below) may widen and market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

•

Secondary Market Trading Risk- Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. In addition, secondary market investors will incur the cost of the difference between the price that an investor is willing to pay for shares (the bid price) and the price at which an investor is willing to sell shares (the ask price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” Secondary market trading is subject to bid-ask spreads and trading in Fund shares may be halted by the exchange on which the Fund’s shares are listed (the “Exchange”) because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Funds. In addition, although the Funds’ shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Funds’ shares will continue to be listed.

Man ETF Series Trust

Notes to Financial Statements (Continued)

August 31, 2026

•

Cash Transactions Risk- The Funds may effect creation and redemptions partly or wholly for cash, but the Funds reserve the right to require creations and redemptions be effected in whole or in part “in-kind.” To the extent creations and redemptions are effected in cash, the Funds may be less tax-efficient than an investment in an ETF that does not elect to effect all creations and redemptions principally for cash. To the extent the Funds sell securities to meet some or all of a redemption request with cash, the Funds may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Funds may pay out higher annual capital gain distributions than if the in-kind redemption process were used. Additionally, the Funds may incur additional brokerage costs related to buying and selling securities if it utilizes cash as part of a creation or redemption transaction than it would if the Funds had transacted entirely in-kind.

Fixed-Income Securities Risk

The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Funds’ shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Funds to sell their holdings at a loss or at undesirable prices and adversely affect the Funds’ share prices and increase the Funds’ liquidity risk, fund expenses and/or taxable distributions. Central Banks’ policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.

Foreign Currency Risk

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Foreign currencies, particularly the currencies of emerging market countries, are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

Foreign Investment Risk

Investments in foreign markets entail special risks, such as currency, political (including geopolitical), economic and market risks, and heightened risks, that may result in losses to the Funds. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs and risks, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. Investing in foreign government obligations, debt obligations of supranational entities and the sovereign debt of foreign countries, including emerging market countries, creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. A governmental obligor may default on its obligations. Some sovereign obligors have been among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors, in the past, have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.

Government and Agency Securities Risk

U.S. government and agency securities (such as securities issued by Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association or Federal Home Loan Mortgage Corporation) are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury or Ginnie Mae, that are backed by the full-faith-and- credit of the United States, are guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

High Yield Securities Risk

High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk

Prices of fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the Funds’ investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. When interest rates fall, the Funds’ investments in new securities may be at lower yields and may reduce the Funds’ income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.

Large-Cap Company Risk

The Funds may invest in large-capitalization (or “large-cap”) companies. Large-cap companies may have fewer opportunities to expand the market for their products or services, may focus their competitive efforts on maintaining or expanding their market share, and may be less capable of responding quickly to competitive challenges. These factors could result in the share price of large companies not keeping pace with the overall stock market or growth in the general economy, and could have a negative effect on the Funds’ portfolios, performance, and share price.

Man ETF Series Trust

Notes to Financial Statements (Continued)

August 31, 2026

Large Shareholder Risk

A significant percentage of the Funds shares may be owned or controlled by the Adviser and its affiliates, or one or more other large shareholders. Accordingly, the Funds are subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareholders. These inflows and outflows could negatively affect the Funds’ NAVs and performance.

Leverage Risk

Certain Fund transactions, for example, the Funds’ principal strategy of using derivative instruments in the form of futures contracts, creates leverage. Leverage can result from exposure to an asset, index, rate, or underlying reference instrument. Leverage can increase both the risk and return potential of the Funds. The use of leverage may cause the Funds to maintain liquid assets or liquidate portfolio positions when it may not be advantageous to do so to satisfy their obligations. The loss on leveraged investments may substantially exceed the initial investment.

Liquidity Risk

When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the Funds’ share prices may fall dramatically. The market for below investment grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

Management Risk

The Funds are actively managed. Investment decisions, techniques, analyses or models implemented by the Funds’ Adviser or Sub-Adviser in seeking to achieve the Funds’ investment objectives may not produce expected returns, may cause the Funds’ shares to lose value or may cause the Funds to underperform other funds with similar investment objectives.

Market Risk

The values of, and/or the income generated by, securities held by the Funds may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk

Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Funds’ returns.

New Fund Risk

The Funds are new funds, with a limited or no operating history and a small asset base. There can be no assurance that the Funds will grow to or maintain a viable size. Due to the Funds’ small asset base, certain of the Funds’ expenses and their portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Funds do not grow to or maintain a viable size, they may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Non-Diversification Risk

The Funds are non-diversified, which means that they may invest a greater percentage of their assets than a diversified fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Funds’ investment performance, as the Funds may be more susceptible to risks associated with a single economic, political or regulatory event.

Other Investment Company Risk

Investments in other investment companies (including ETFs and money market funds) are subject to market and selection risk. In addition, if the Funds acquire shares of investment companies, shareholders bear both their proportionate share of expenses in the Funds and, indirectly, the expenses of the investment companies.

Portfolio Turnover Risk

The Funds may actively and frequently trade all or a significant portion of the Funds’ holdings. A high portfolio turnover rate increases transaction costs, which may increase the Funds’ expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

Securitization Risk

The Funds may invest in securitized debt instruments which are bonds that are backed by pools of individual loans. The risks associated with securitized instruments are those associated with the underlying loan assets, including credit and interest rate risk, as well as prepayment and liquidity risks.

Man ETF Series Trust

Notes to Financial Statements (Continued)

August 31, 2026

Sovereign Debt Risk

Investments in debt instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Subordinated Debt Risk

Holders of debt securities that are subordinated or “junior” to more senior securities are entitled to payment after holders of more senior securities. Subordinated debt securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, may be disproportionately affected by a default, downgrade or perceived decline in creditworthiness, and may take longer to recover interest or principal.

Subsidiary Risk

By investing in the Subsidiary, the Man Active Trend Enhanced ETF is indirectly exposed to the risks associated with the Subsidiary’s investments. The futures contracts and other investments held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as they do currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns. In addition, the Subsidiary is also subject to many of the risks to which the Fund is subject.

Synthetic Short Exposure Risk

The Funds may gain synthetic short exposure through a forward commitment through a swap agreement. Synthetic short exposures involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment.

Tax Risk

In order to qualify for the favorable tax treatment available to RICs, the Funds must satisfy certain income, asset diversification and distribution requirements each year. If the Funds were to fail the favorable tax treatment requirements, they would be taxed in the same manner as an ordinary corporation, which would adversely affect their performance. The tax treatment of derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Funds’ taxable income or gains and distributions.

Variable and Floating Rate Instrument Risk

During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

9. Capital Share Transactions

Shares of the Man Active Income ETF and the Man Active High Yield ETF are listed on the NYSE Arca, Inc. exchange and shares of the Man Active Emerging Markets Alternative ETF and the Man Active Trend Enhanced ETF are listed on NASDAQ. These exchanges are national securities exchanges and trades occur in the secondary market, where most investors may buy and sell shares at market prices that change throughout the day. Such market prices may be lower, higher or equal to NAV. Accordingly, when transacting in the secondary market, investors may pay more than NAV when purchasing shares and receive less than NAV when selling shares. They may also be subject to brokerage commissions and charges. The Funds issue and redeem shares at NAV only in aggregations of a specified number of shares (“Creation Units”), generally in exchange for a basket of securities (“Basket”), together with a specified cash payment or, in certain circumstances, for an all cash payment. Unlike mutual funds, shares are not individually redeemable.

Authorized Participants pay a fixed transaction fee on each creation and redemption order to cover transfer and settlement costs. This fee is paid to the custodian and is not an asset of the Funds. In addition, a variable fee, payable to the Funds, may be imposed for cash purchases, non-standard orders, or partial cash purchases and redemptions of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses related to the execution of trades resulting from such transactions. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears those costs. Variable fees received by the Funds, if any, are included in capital share transactions on the Statements of Changes in Net Assets.

Man ETF Series Trust

Notes to Financial Statements (Continued)

August 31, 2026

For the periods shown in the table below, transactions in capital shares were as follows:

	Man Active Income ETF		Man Active High Yield ETF

	For the Period September 16, 2025* to August 31, 2026		For the Period September 16, 2025* to August 31, 2026

	Shares	Dollars	Shares	Dollars

Changes in Shares Outstanding

Beginning of period	—	$—	4,000(a)	$100,000(a)

Shares created	840,001	21,064,018	1,260,000	31,846,426

Shares redeemed	—	—	—	—

End of period	840,001	$21,064,018	1,264,000	$31,946,426

	Man Active Emerging Markets Alternative ETF		Man Active Trend Enhanced ETF (Consolidated)

	For the Period December 16, 2025* to August 31, 2026		For the Period December 16, 2025* to August 31, 2026

	Shares	Dollars	Shares	Dollars

Changes in Shares Outstanding

Beginning of period	—	$—	—	$—

Shares created	400,004	10,006,100	1,280,004	32,157,821

Shares redeemed	—	—	—	—

End of period	400,004	$10,006,100	1,280,004	$32,157,821

* Commencement of operations.

(a)There were no operations between the initial capitalization of the Fund on September 2, 2025 with $100,000 for 4,000 shares and the initial public investment and commencement of operations on September 16, 2025.

10.	Federal Income Taxes

As of August 31, 2026, the effect of permanent book/tax reclassifications resulted in increases / (decreases) to the components of net assets as follows:

Funds	Total distributable earnings / (accumulated loss)	Paid-in Capital

Man Active Income ETF	$–	$–

Man Active High Yield ETF	–	–

Man Active Emerging Markets Alternative ETF	–	–

Man Active Trend Enhanced ETF	(1,950,935)	1,950,935

Under current tax regulations, capital losses on securities transactions realized after October 31 (“Post October Losses”) may be deferred and treated as occurring on the first business day of the following fiscal year. The Funds are permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first business day of the following fiscal year. Post October Losses and ordinary income losses are as follows:

Funds	Late year Ordinary Losses	Short-Term Post October Losses	Long-Term Post October Losses

Man Active Income ETF	$ –	$ –	$ –

an Active High Yield ETF	–	–	–

Man Active Emerging Markets Alternative ETF	–	–	–

Man Active Trend Enhanced ETF	–	–	–

Man ETF Series Trust

Notes to Financial Statements (Continued)

August 31, 2026

The following Funds have capital loss carryforwards available to offset future realized gains of:

Funds	Utilized in Current Year	Short-Term With No Expiration	Long-Term With No Expiration

Man Active Income ETF	$–	$–	$–

Man Active High Yield ETF	–	–	–

Man Active Emerging Markets Alternative ETF	–	–	–

Man Active Trend Enhanced ETF	–	–	–

As of August 31, 2026, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Funds	Cost		Gross Unrealized Appreciation		Gross Unrealized Depreciation		Net Unrealized Appreciation / (Depreciation)

Man Active Income ETF	$21,546,013	$	271,979	$	(136,520)	$	135,459

Man Active High Yield ETF	32,632,565		521,042		(445,145)		75,897

Man Active Emerging Markets Alternative ETF	11,385,899		1,367,883		(1,387,458)		(19,575)

Man Active Trend Enhanced ETF	31,845,355		2,321,359		(3,022,065)		(700,706)

As of August 31, 2026, the components of distributable earnings / (loss) on a tax basis were as follows:

Funds	Ordinary Income / (Loss)	Net Capital Gain / (Losses)	Net Unrealized Appreciation / (Depreciation)	Total Earnings / (Losses)

Man Active Income ETF	$656,102	$13,734	$146,610	$816,446

Man Active High Yield ETF	902,194	–	80,084	982,278

Man Active Emerging Markets Alternative ETF	2,540,405	–	(19,575)	2,520,830

Man Active Trend Enhanced ETF	4,917,710	1,425,259	(577,832)	5,765,137

The tax character of distributions paid during the fiscal period ended August 31, 2026 were as follows:

Funds	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital

Man Active Income ETF	$1,006,439	$–	$–

Man Active High Yield ETF	1,103,233	–	–

Man Active Emerging Markets Alternative ETF	35,640	–	–

Man Active Trend Enhanced ETF	–	–	–

The tax character of current period distributions will be determined at the end of the current fiscal period.

11.	Subsequent Events

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Trust has concluded that there are no subsequent events to disclose.

Man ETF Series Trust

Report of Independent Registered Public Accounting Firm

To the shareholders of Man Active Income ETF, Man Active High Yield ETF, Man Active Emerging Markets Alternative ETF and Man Active Trend Enhanced ETF, and the Board of Trustees of Man ETF Series Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Man Active Income ETF, Man Active High Yield ETF, Man Active Emerging Markets Alternative ETF, and Man Active Trend Enhanced ETF and subsidiary, of Man ETF Series Trust (collectively, the “Funds”), including the schedules of investments, as of August 31, 2026; the related statements of operations and changes in net assets, and financial highlights for the periods indicated in the table below; and the related notes (collectively referred to as the “financial statements and financial highlights”). Such financial statements and financial highlights of Man Active Trend Enhanced ETF are consolidated as of and for the period ended August 31, 2026. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds listed above constituting Man ETF Series Trust as of August 31, 2026, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the Man ETF Series Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Man Active Income ETF Man Active High Yield ETF	For the period September 16, 2025 (commencement of operations) to August 31, 2026
Man Active Emerging Markets Alternative ETF Man Active Trend Enhanced ETF (Consolidated)	For the period December 16, 2025 (commencement of operations) to August 31, 2026

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

New York, New York

October 30, 2026

We have served as the auditor of one or more Man Group investment companies since 2025.

Man ETF Series Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Adviser votes proxies relating to the Funds’ portfolio securities in accordance with procedures adopted by the Adviser. You may obtain a description of these procedures, free of charge, by calling toll-free 1-866-505-1108. This information is also available through the Commission’s website at http://www.sec.gov.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-505-1108. This information is also available through the Commission’s website at http://www.sec.gov.

Portfolio Holdings Information

The Trust files the Funds’ complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov. Information regarding the Trust’s Form N-PORT filings is also available, without charge, by calling toll-free, 1-866-505-1108.

Discount & Premium Information

Information regarding how often shares of each Fund traded on Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.man.com/etfs.

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal period ended August 31, 2026.

Dividends Received Deduction

Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Interest Dividends

Each Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.

Qualified Interest Income

Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal period ended August 31, 2026 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

As of a date within 90 days of the filing date of this Form N-CSR, the registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Man ETF Series Trust

By (Signature and Title)*
/s/ Michael Barrer
Michael Barrer
President and Principal Executive Officer

Date November 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ Michael Barrer
Michael Barrer
President and Principal Executive Officer

Date November 6, 2026

By (Signature and Title)*
/s/ Trent Statczar
Trent Statczar
Treasurer, Principal Financial Officer

Date November 6, 2026

* Print the name and title of each signing officer under his or her signature.